[MFS LOGO](SM)                                         Semiannual Report
INVESTMENT MANAGEMENT                                  March 31, 1997


MFS(R) Total Return Fund

[Graphic image of woman speaking to a man, large window in the background]

Learning financial basics the easy way (see page 42)

Table of Contents

Letter from the Chairman  ............  1
Portfolio Managers' Overview    ......  3
Portfolio Managers' Profiles    ......  5
Fund Facts    ........................  6
Performance Summary ..................  6
Portfolio Concentration   ............  8
Portfolio of Investments  ............  9
Financial Statements   ............... 26
Notes to Financial Statements   ...... 35
The ABCs of Investing  ............... 42
It's Easy to Contact Us   ............ 43
The MFS Family of Funds[RegTM]  ...... 44
Trustees and Officers  ............... 45


Highlights

[bullet] For the six months ended March 31, 1997, Class A shares of the Fund provided a total return at net asset value of 7.87%, Class B shares 7.57%, Class C shares 7.49%, and Class I shares 7.95%.

[bullet] The Fund has been helped by the strong pace of economic activity over the past six months, with the U.S. economy growing at an annual rate of 3.8% in the last quarter of 1996 and 3.5% in the first quarter of 1997.

[bullet] Energy and financial services stocks both did well during the period.
         Energy stocks were helped by generally higher oil prices, while financial services companies reported solid earnings as well as continued high consolidation activity.

[bullet] The performance of aerospace and defense stocks has been disappointing, in part because investors are concerned that the industry is in for a period of slow growth. However, we still believe these companies can continue to produce solid earnings over the long term.

Letter from the Chairman

[Photo of A. Keith Brodkin]
A. Keith Brodkin

Dear Shareholders:

After more than six years of expansion, the U.S. economy is experiencing another year of moderate growth in 1997, although a few signs point to the possibility of a modest rise in inflation during the year. On the positive side, the pattern of moderate growth and inflation set over the past few years now seems fairly well entrenched in the economy and, short of a major international or domestic crisis, appears to have enough momentum to remain on track for some time. Also, gains in such important sectors as housing, automobiles, industrial production, and exports indicate a fair amount of underlying strength in the economy. However, some reason for caution can be seen in the continuing high levels of consumer debt and rising personal bankruptcies, as well as in the ongoing tightness in the labor market, which could add some inflationary pressures to the economy. Given these somewhat conflicting indicators, we expect real (inflation-adjusted) growth to revolve around 2% in 1997, with more strength occurring earlier in the year.

We continue to urge U.S. equity investors to lower their expectations for 1997. Just as the slowdown in corporate earnings growth and increases in interest rates in 1996 raised some near-term concerns, further interest rate increases and the fear of an acceleration of inflation have negatively affected the stock market in 1997. However, while the U.S. equity market has enjoyed several years without a major correction, we would like to point out that such downturns are a natural part of the investment environment and, when they end, they often result in more attractive valuations for stocks. Also, as the year progresses, we expect to see some improvement in corporate earnings and a leveling off of interest rates. As a result, we believe this year's correction should help provide a more solid foundation for the long-term viability of the equity market.

In the bond markets, conflicting signals over the strength of the economy have created near-term volatility, and the Federal Reserve Board has begun taking measured steps to control inflation by raising short-term interest rates. Should additional signs of more rapid economic growth and, particularly, of higher inflation appear, we would expect the Fed to continue its anti-inflationary stance. While inflationary forces largely remained in check in 1996, the continued strength in the labor market means that a pickup in inflation is still possible. At the same time, the U.S. budget deficit continues to decline and, as a percentage of gross domestic product, is now less than 2%, which we consider a positive development for the bond markets. Although interest rates may move higher over the coming months, we believe that, at current levels, fixed-income markets remain equitably valued.

We appreciate your support and welcome any questions or comments you may have.

Respectfully,
[Signature of A. Keith Brodkin]
A. Keith Brodkin
Chairman and President

April 14, 1997

Portfolio Managers' Overview

[Photo of David M. Calabro]
David M. Calabro


Dear Shareholders:

For the six months ended March 31, 1997, Class A shares of the Fund provided a total return of 7.87%, Class B shares 7.57%, Class C shares 7.49%, and Class I shares 7.95%. These returns assume the reinvestment of distributions but exclude the effects of any sales charges and compare to an 11.20% return over the same period for the Standard & Poor's 500 Composite Index (the S&P 500), a popular, unmanaged index of common stock total return performance. The Fund's returns also compare to a 2.17% return for the Lehman Brothers Government/Corporate Bond Index, an unmanaged, market-value-weighted index of U.S. Treasury and government-agency securities, excluding mortgage-backed securities.

In general, the Fund has been helped by the strong pace of economic activity over the past six months, with the U.S. economy growing at an annual rate of 3.8% in the last quarter of 1996 and 3.5% in the first quarter of 1997. Employment levels have also been strong, and March ended with an unemployment rate of just 5.2%. While inflation has not been a problem in recent years, prices did edge up over the past six months, and we are keeping a close eye out for any signs of a more serious increase. And although interest rates fell in the last few months of 1996, they rose sharply in the first quarter of this year as the pace of economic growth picked up and no slowdown appeared imminent.

Major foreign economies continued to show sluggishness relative to the United States. However, we believe the rise in the dollar's value over the past year should help improve the competitiveness of many foreign corporations, which could serve to accelerate foreign economies and decelerate the U.S. economy in the near future. Still, investors have remained bullish on corporate America, and stock prices generally rose throughout most of the period. Bonds moved higher at the beginning of the period but declined sharply over the last six weeks.

Our allocations remain conservative. At the end of March, 56% of the portfolio was invested in stocks, preferred stocks, and convertible bonds. We generally consider a 60% stock weighting neutral and anything over 65% aggressive. We have been maintaining this conservative equity posture for some time because, in our view, equities are not cheap by historical standards. Specifically, the yield on the S&P 500 is just 2%, which is close to an all-time low.

In selecting stocks for the Fund, we prefer to own companies in which we anticipate stable earnings growth. We also like to pay a price for these securities (as measured by price-to-earnings ratios, dividend yields, and price-to-book ratios) that is below the average for the market. We have found these characteristics in the financial services and energy sectors, both of which did well during the period. Energy stocks were helped by generally higher oil prices, while financial services stocks reported solid earnings as well as continued high consolidation activity.

We continue to be underweighted in the technology and the consumer nondurable goods sectors. While we feel there are many fine companies in both of these sectors, we do not think their valuations have been compelling in recent months.

The performance of aerospace and defense stocks has been disappointing, in part because, after years of consolidation, the market is beginning to fear that the industry is in for a period of slow growth. However, we still find this sector attractive because we believe these companies can continue to produce solid earnings over the long term. Another disappointment came in the utility sector, where the pace of deregulation continues to pick up, bringing uncertainty and placing lower values on the sector.

Looking ahead, we see a modest growth rate in the U.S. economy over the next 12 months. Over the near term, however, we believe the Federal Reserve Board will keep a close watch on wage inflation and general economic activity and may raise interest rates again should economic indicators suggest a stronger-than-expected economy.

Our bond portfolio represents approximately 37% of the Fund, with two-thirds in corporates and one-third in Treasuries. The duration, or interest rate sensitivity, of the bond portfolio has been approximately 5.5 years over the period.

Given where equity valuations are today, we feel comfortable with our asset allocation. However, should the stock market continue to correct, we would be looking to buy additional stocks.

Respectfully,
[Signature of David M. Calabro]

David M. Calabro
(On behalf of the MFS Total Return Team)

Portfolio Managers' Profiles

David M. Calabro, Vice President; Geoffrey L. Kurinsky, Senior Vice President; Judith N. Lamb, Vice President; Lisa B. Nurme, Vice President; and Maura A. Shaughnessy, Vice President, are the Fund's portfolio managers. Mr. Calabro is the head of this portfolio management team and a manager of the common stock portion of the Fund's portfolio. Mr. Calabro has been employed by MFS since 1992. Mr. Kurinsky, the manager of the Fund's fixed-income securities, has been employed by MFS since 1987. Ms. Lamb, the manager of the Fund's convertible securities, has been employed by MFS since 1992. Ms. Nurme, a manager of the common stock portion of the Fund's portfolio, has been employed by MFS since 1987. Ms. Shaughnessy, also a manager of the common stock portion of the Fund's portfolio, has been employed by MFS since 1991.

Fund Facts

Strategy:                The Fund's primary objective is to provide
                         above-average current income consistent with prudent employment of capital.

Commencement of
investment operations:   Class A:  October 6, 1970
                         Class B:  August 23, 1993
                         Class C:  August 1, 1994
                         Class I:  January 2, 1997

Size:                    $4.3 billion net assets as of March 31, 1997


Performance Summary

Because mutual funds like MFS[RegTM] Total Return Fund are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for Class A, Class B, Class C, and Class I shares for the applicable time periods.

Average Annual and Cumulative Total Rates of Return as of March 31, 1997

Class A Investment Results
(net asset value change including reinvested distributions)

                                6 Months     1 Year      5 Years     10 Years
                                ----------   ---------   ---------   ---------
Cumulative Total Return              +7.87%  +12.58%     +80.93%     +178.38%
----------------------------       -------   --------    --------    ---------
Average Annual Total Return             --   +12.58%     +12.59%     + 10.78%
----------------------------       -------   --------    --------    ---------
SEC Results                             --   + 7.26%     +11.50%     + 10.24%
----------------------------       -------   --------    --------    ---------


Class B Investment Results
(net asset value change including reinvested distributions)

                                6 Months     1 Year      5 Years     10 Years
                                ----------   ---------   ---------   ---------
Cumulative Total Return              +7.57%  +11.78%     +75.76%     +170.43%
----------------------------       -------   --------    --------    ---------
Average Annual Total Return             --   +11.78%     +11.94%     + 10.46%
----------------------------       -------   --------    --------    ---------
SEC Results                             --   + 7.78%     +11.68%     + 10.46%
----------------------------       -------   --------    --------    ---------


Class C Investment Results
(net asset value change including reinvested distributions)

                                6 Months     1 Year      5 Years     10 Years
                                ----------   ---------   ---------   ---------
Cumulative Total Return              +7.49%  +11.86%     +77.65%     +173.38%
----------------------------       -------   --------    --------    ---------
Average Annual Total Return             --   +11.86%     +12.18%     + 10.58%
----------------------------       -------   --------    --------    ---------
SEC Results                             --   +10.86%     +12.18%     + 10.58%
----------------------------       -------   --------    --------    ---------

Class I Investment Results
(net asset value change including reinvested distributions)

                                6 Months     1 Year      5 Years     10 Years
                                ----------   ---------   ---------   ---------
Cumulative Total Return              +7.95%  +12.65%     +81.01%     +178.62%
----------------------------       -------   --------    --------    ---------
Average Annual Total Return             --   +12.65%     +12.60%     + 10.79%
----------------------------       -------   --------    --------    ---------
SEC Results                             --   +12.65%     +12.60%     + 10.79%
----------------------------       -------   --------    --------    ---------


All results are historical and assume the reinvestment of dividends and capital gains. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results.

Class A SEC results include the maximum 4.75% sales charge. Class B SEC results reflect the applicable contingent deferred sales charge (CDSC), which declines over six years as follows: 4%, 4%, 3%, 3%, 2%, 1%, 0%. Class C shares have no initial sales charge but, along with Class B shares, have higher annual fees and expenses than Class A shares. Class C share purchases are subject to a 1% CDSC if redeemed within 12 months of purchase. Class I shares, which became available on January 2, 1997, have no sales charge or Rule 12b-1 fees and are only available to certain institutional investors.

Class B and Class C share results include the performance and operating expenses (e.g., Rule 12b-1 fees) of the Fund's Class A shares for periods prior to the commencement of offering of Class B and Class C shares. Because operating expenses attributable to Class A shares are lower than those of Class B and Class C shares, Class B and Class C share performance generally would have been lower than Class A share performance. The Class A share performance included in the Class B and Class C share performance with CDSC has been adjusted to reflect the CDSC generally applicable to Class B and Class C shares rather than the sales charge generally applicable to Class A shares.

Class I share results include the performance and operating expenses (e.g., Rule 12b-1 fees) of Class A shares for periods prior to the commencement of offering of Class I shares. Because operating expenses attributable to Class A shares are greater than those of Class I shares, Class I share performance generally would have been higher than Class A share performance. The Class A share performance included in the Class I share performance has been adjusted to reflect the fact that Class I shares have no initial sales charge.

Performance results reflect any applicable expense subsidies and waivers, without which the results would have been less favorable. Current subsidies and waivers may be discontinued at any time.

Portfolio Concentration as of March 31, 1997

Top 10 Equity Holdings

United Technologies Corp.
Aerospace, defense, and building equipment company

British Petroleum PLC
Oil exploration and production company

Philip Morris Cos., Inc.
Tobacco, food, and beverage conglomerate

Texaco, Inc.
International oil and gas company

Royal Dutch Petroleum Co.
Oil exploration and production company

GTE Corp.
Telecommunications company

SmithKline-Beecham PLC
Pharmaceutical products company

CIGNA Corp.
Multi-line insurance company

Mobil Corp.
International oil and gas company

Exxon Corp.
International oil and gas company


Largest Sectors

[Pie chart]

Energy 13.7%
Utilities & Communications 15.3%
Industrial Goods & Services 12.6%
Health Care 7.7%
Miscellaneous 27.6%
Financial Services 23.1%

[End pie chart]

For a more complete breakdown, refer to the Portfolio of Investments.

Portfolio of Investments (Unaudited) - March 31, 1997

Non-Convertible Bonds - 38.1%
--------------------------------------------------------------------------------

                                                              Principal Amount
Issuer                                                         (000 Omitted)            Value
-----------------------------------------------------------   -----------------   --------------
Aerospace - 0.1%
   Northrop Grumman Corp., 9.375s, 2024                              $ 4,000      $  4,252,000
----------------------------------------------------------         --------       -------------
Banks and Credit Companies - 1.4%
   Advanta Capital Trust, 8.99s, 2026##                              $ 4,750      $  4,720,313
   Advanta Corp., 6.925s, 2002                                         4,745         4,513,207
   BT Institutional Capital Trust, 7.75s, 2026##                       4,000         3,672,220
   BT Institutional Capital Trust, "A", 8.09s, 2026                    1,000           937,340
   Capital One Bank, 6.97s, 2002                                      13,755        13,501,220
   Capital One Financial Corp., 7.25s, 2003                            4,845         4,637,246
   Colonial Capital Corp., 8.92s, 2027##                               3,510         3,457,350
   Dao Heng Bank, 7.75s, 2007##                                        5,150         5,017,284
   First Chicago NBD Corp., 7.95s, 2026##                              2,600         2,471,092
   First USA Capital Trust, 9.33s, 2027##                              5,270         5,712,206
   MBNA Capital Corp., "A", 8.278s, 2026                               5,775         5,549,948
   Riggs National Corp., 8.5s, 2006                                    2,025         2,045,250
   State Street Institutional Capital, "A", 7.94s, 2026##              5,000         4,875,000
                                                                                  -------------
                                                                                  $ 61,109,676
----------------------------------------------------------         --------       -------------
Building - 0.2%
   Owens Corning Fiberglass Corp., 8.875s, 2002                      $ 5,390      $  5,718,898
   Owens Corning Fiberglass Corp., 9.9s, 2015##                        2,500         2,730,000
                                                                                  -------------
                                                                                  $  8,448,898
----------------------------------------------------------         --------       -------------
Business Machines - 0.1%
   International Business Machines Credit Corp., 7.125s,
    2066                                                             $ 5,275      $  4,725,081
----------------------------------------------------------         --------       -------------
Construction Services - 0.2%
   Georgia-Pacific Corp., 9.875s, 2021                               $ 8,215      $  8,941,370
----------------------------------------------------------         --------       -------------
Consumer Goods and Services - 0.1%
   Fingerhut Cos., Inc., 7.375s, 1999                                $ 3,000      $  2,985,600
----------------------------------------------------------         --------       -------------
Corporate Asset Backed - 4.0%
   Advanta Credit Card Master Trust, 5.7875s, 2004                   $15,000      $ 14,967,150
   BCF LLC 96-R1, 7.75s, 2026##                                        4,471         4,194,009
   Carco Auto Loan Master Trust, 5.4875s, 2003                        55,000        54,879,550
   Case Equipment Loan Trust, 6s, 2004                                15,000        14,793,750
   Chevy Chase Master Credit Card Trust, 5.8375s, 2005                32,500        32,500,000
   Citibank Credit Card Master Trust, 6.839s, 2004                    25,000        24,671,750
   Continental Air, Inc., 96-2,10.22s, 2014                            5,736         6,580,062
   Merrill Lynch Mortgage Investors, Inc., 9.7s, 2010                    168           170,345
   Merrill Lynch Mortgage Investors, Inc., 9.25s, 2011                   197           202,137
   Merrill Lynch Mortgage Investors, Inc., 8.9s, 2011                  1,765         1,757,839
   Merrill Lynch Mortgage Investors, Inc., 9s, 2011                      580           595,748
   Merrill Lynch Mortgage Investors, 8.0933s, 2021+                    4,000         3,368,125
   People's Bank Credit Card Master Trust, 5.745s, 2002               15,000        15,000,000
                                                                                  -------------
                                                                                  $173,680,465
----------------------------------------------------------         --------       -------------
Entertainment - 1.4%
   Circus Circus Entertainment, 6.7s, 2003                           $ 4,500      $  4,303,755
   News Corp. Ltd., 0s, 1999                                          10,320         8,720,400

                                                                               9



Portfolio of Investments (Unaudited) - continued

Non-Convertible Bonds - continued
--------------------------------------------------------------------------------

                                                           Principal Amount
Issuer                                                      (000 Omitted)            Value
--------------------------------------------------------   -----------------   --------------
Entertainment - continued
   Paramount Communications, 7.5s, 2002                           $22,500      $ 22,195,575
   Time Warner, Inc., 8.375s, 2023                                 11,006        10,863,252
   Time Warner, Inc., 6.1s, 2001##                                 16,035        15,055,262
                                                                               -------------
                                                                               $ 61,138,244
----------------------------------------------------------         --------       -----------
Financial Institutions - 2.6%
   AFC Capital Trust, 8.207s, 2027##                              $ 7,685      $  7,567,804
   Banponce Trust, 7, 8.327s, 2027                                  5,000         4,882,950
   Bear Stearns Cos., Inc., 7s, 2007                                3,400         3,261,314
   Contifinancial Corp., 8.375s, 2003                               3,250         3,282,500
   Fairfax Financial Holdings, 8.3s, 2026                           5,225         5,239,160
   First Empire Capital Trust, 8.234s, 2027                         6,525         6,354,893
   First Merchants Acceptance Corp., 9.5s, 2006                     2,500         2,434,375
   Hubco Capital Trust, 8.98s, 2027                                 2,000         2,025,000
   Humpuss Funding Corp., 7.72s, 2009##                             2,000         1,949,612
   Lehman Brothers Holdings, Inc., 6.4s, 1999                       6,500         6,399,575
   Lehman Brothers Holdings, Inc., 7.125s, 2003                     4,500         4,415,670
   Lehman Brothers, Inc., 7.5s, 2026                               15,600        15,720,276
   Leucadia Capital Trust, 8.65s, 2027##                            2,606         2,475,700
   Nationwide Mutual Insurance Co., 7.5s, 2024##                   10,925         9,829,332
   Salomon, Inc., 7.25s, 2001                                      16,185        16,156,676
   Salomon, Inc., 7.2s, 2004                                        2,700         2,647,431
   Salton Sea Funding Corp., 7.37s, 2005                            5,250         5,124,945
   Salton Sea Funding Corp., 7.84s, 2010                            7,270         7,025,728
   Salton Sea Funding Corp., 8.3s, 2011                             2,500         2,527,825
   United Cos. Financial Corp., 7.7s, 2004                          2,650         2,572,276
   United Cos. Financial Corp., 7s, 1998                            2,080         2,077,795
                                                                               -------------
                                                                               $113,970,837
----------------------------------------------------------         --------       -----------
Food and Beverage Products - 0.6%
   Borden, Inc., 0s, 1997##                                       $10,000      $  9,910,400
   Nabisco, Inc., 7.55s, 2015                                       9,160         8,805,050
   RJR Nabisco, Inc., 8.75s, 2007                                   6,075         5,948,701
                                                                               -------------
                                                                               $ 24,664,151
----------------------------------------------------------         --------       -----------
Foreign - U.S. Dollar Denominated - 2.1%
   Banco Comercial S.A., 8.25s, 2007##                            $ 3,710      $  3,612,279
   Companhia Energitica de Minas Gerias, 9.125s, 2004               2,000         1,980,000
   Empresa Nacional de Electricidad S.A., 7.325s, 2037              5,114         4,969,274
   Enersis S.A., 6.9s, 2006                                         4,000         3,770,000
   Financiera Energetica Nacional S.A., 9.375s, 2006##              1,360         1,414,400
   Hidroelectrica Alicura 8.375s, 1999##                            6,244         6,204,975
   Industrial Finance Corp. of Thailand PLC,
    7.375s, 2007##                                                  5,350         5,190,623
   Korea Development Bank, 6.75s, 2005                             12,485        11,780,097
   Korea Electric Power, 7s, 2007                                   7,845         7,637,343
   Montell America Finance Corp., 7.6s, 2007##                      2,400         2,400,000
   Naples, Italy, 7.52s, 2006                                       4,489         4,534,535
   Ocensa, 9.35s, 2005##                                            3,500         3,648,750
   Pepsi-Gemex S.A., 9.75s, 2004##                                  2,600         2,587,000

10



Portfolio of Investments (Unaudited) - continued

Non-Convertible Bonds - continued
--------------------------------------------------------------------------------

                                                          Principal Amount
Issuer                                                     (000 Omitted)           Value
-------------------------------------------------------   -----------------   -------------
Foreign - U.S. Dollar Denominated - continued
   Petroleum Geo-Services, 7.5s, 2007                            $1,300       $ 1,273,935
   Province of Quebec, Canada, 6.5s, 2006                         3,125         2,926,406
   Republic of Argentina, 9.25s, 2001                             3,000         3,041,250
   Republic of Argentina, 11.375s, 2017                           1,850         1,933,250
   Republic of Colombia, 8.75s, 1999                              3,640         3,799,250
   Republic of Colombia, 7.625s, 2007                             4,050         3,875,445
   Republic of Colombia, 8.66s, 2016##                            2,200         2,187,988
   Republic of Colombia, 8.7s, 2016                               7,610         7,508,407
   Republic of Italy, 5s, 2001                                    1,000           982,500
   Republic of Panama, 7.875s, 2002##                             2,965         2,853,813
   Total Access Communications, 8.375s, 2006##                    2,225         2,179,543
                                                                              ------------
                                                                              $92,291,063
----------------------------------------------------------     --------       -----------
Forest and Paper Products - 0.6%
   Boise Cascade Corp., 9.85s, 2002                              $6,075       $ 6,694,954
   Boise Cascade Corp., 7.35s, 2004                               8,500         8,287,500
   Westvaco Corp., 7.65s, 2027                                   11,015        10,769,806
                                                                              ------------
                                                                              $25,752,260
----------------------------------------------------------     --------       -----------
Insurance - 1.5%
   American RE Corp., 7.45s, 2026                                $5,000       $ 4,773,300
   Conseco Finance Trust, 8.796s, 2027                            2,625         2,606,284
   Equitable Life Assurance Society, 7.7s, 2015##                 8,513         8,211,384
   Jackson National Life Insurance Co., 8.15s, 2027##             8,150         8,001,996
   Liberty Mutual Insurance Co., 8.2s, 2007##                    12,495        12,960,564
   Metropolitan Life Insurance, 7.7s, 2015##                      4,750         4,586,239
   New York Life Insurance Co., 7.5s, 2023                        3,600         3,295,872
   Providian Capital Corp., 9.525s, 2027                          6,350         6,254,750
   Traveler Capital, 7.75s, 2036                                 10,405         9,728,675
   Travelers' Group, Inc., 7.875s, 2025                           5,085         5,027,794
                                                                              ------------
                                                                              $65,446,858
----------------------------------------------------------     --------       -----------
Medical and Health Technology and Services - 0.3%
   Tenet Healthcare Corp., 8.625s, 2003                          $2,835       $ 2,863,350
   Tenet Healthcare Corp., 8s, 2005                               8,000         7,780,000
                                                                              ------------
                                                                              $10,643,350
----------------------------------------------------------     --------       -----------
Oil Services - 0.1%
   Transcontinental Gas Pipeline Corp., 7.25s, 2026              $4,500       $ 4,381,875
------------------------------------------------------         -------        ------------
Oils - 1.2%
   Chesapeake Energy Corp., 7.875s, 2004##                       $5,390       $ 5,228,300
   Enserch Exploration, Inc., 7.54s, 2009##                       4,000         3,855,000
   Gulf Canada Resources Ltd., 8.25s, 2017                        3,775         3,717,696
   Husky Oil Ltd., 7.125s, 2006                                   5,000         4,819,150
   Mitchell Energy & Development Corp., 6.75s, 2004               3,400         3,155,132
   Oryx Energy Co., 10s, 2001                                     4,423         4,785,598
   Oryx Energy Co., 8.375s, 2004                                  7,240         7,421,000
   Petroliam Nasional Berhad, 7.625s, 2026##                      4,500         4,368,960
   Tosco Corp., 7.625s, 2006                                      9,000         8,995,140
   Tosco Corp., 7.8s, 2027##                                      5,195         5,070,969
                                                                              ------------
                                                                              $51,416,945
----------------------------------------------------------     --------       -----------

                                                                              11



Portfolio of Investments (Unaudited) - continued

Non-Convertible Bonds - continued
--------------------------------------------------------------------------------

                                                        Principal Amount
Issuer                                                   (000 Omitted)           Value
-----------------------------------------------------   -----------------   -------------
Precious Metals - 0.1%
   Freeport McMoRan Copper & Gold, Inc., 7.5s, 2006            $ 6,345      $ 6,129,460
----------------------------------------------------         --------       ------------
Printing and Publishing - 0.6%
   News America Holdings, Inc., 10.125s, 2012                  $10,000      $11,253,100
   News America Holdings, Inc., 9.5s, 2024                       5,300        5,812,722
   News America Holdings, Inc., 8.15s, 2036                      9,800        9,270,114
                                                                            ------------
                                                                            $26,335,936
----------------------------------------------------         --------       ------------
Special Products and Services - 0.7%
   Loewen Group International, Inc., 7.5s, 2001                $19,675      $19,133,938
   Mark IV Industries, 7.75s, 2006                               8,800        8,360,000
   Stewart Enterprises, 6.7s, 2003                               3,700        3,542,750
                                                                            ------------
                                                                            $31,036,688
----------------------------------------------------         --------       ------------
Steel - 0.1%
   USX Marathon Group, 9.8s, 2001                              $ 5,000      $ 5,448,100
----------------------------------------------------         --------       ------------
Stores - 0.3%
   Federated Department Stores, Inc., 10s, 2001                $10,000      $10,793,600
----------------------------------------------------         --------       ------------
Telecommunications - 1.3%
   360 Communications Co., 7.5s, 2006                          $ 2,293      $ 2,240,376
   360 Communications Co., 7.6s, 2009                            1,500        1,458,420
   Tele-Communications, Inc., 7.38s, 2001                        2,625        2,577,146
   Tele-Communications, Inc., 7.385s, 2001                      10,505       10,315,595
   Tele-Communications, Inc., 9.25s, 2002                        2,200        2,312,376
   Tele-Communications, Inc., 6.275s, 2003                       6,750        6,750,486
   Tele-Communications, Inc., 7.49s, 2003                       10,000        9,687,000
   Tele-Communications, Inc., 10.125s, 2022                      3,975        4,283,420
   Tele-Communications, Inc., 9.65s, 2027                        9,620        9,367,475
   Viacom, Inc., 7.625s, 2016                                    3,540        3,188,797
   Worldcom, Inc., 7.75s, 2027                                   2,650        2,625,302
                                                                            ------------
                                                                            $54,806,393
----------------------------------------------------         --------       ------------
Transportation - 1.0%
   Continental Airlines, Inc., 9.5s, 2001                      $ 7,040      $ 7,128,000
   Continental Airlines, Inc., 9.5s, 2013                        3,892        4,237,508
   Continental Airlines Pass-Thru, 7.461s, 2016                  1,500        1,466,154
   Delta Air Lines, Inc. 8.5s, 2002                              5,382        5,594,966
   JET Equipment Trust, 9.41s, 2010##                            3,365        3,756,481
   JET Equipment Trust, 8.64s, 2015##                            3,299        3,463,746
   JET Equipment Trust, 11.44s, 2014##                           4,700        5,427,231
   JET Equipment Trust, "C", 10.69s, 2015##                      1,250        1,468,425
   Northwest Airlines Corp., 8.7s, 2007                          1,500        1,485,060
   United Airlines, Inc., 9.125s, 2012                           2,500        2,667,525
   United Airlines, Inc., 7.27s, 2013                            4,965        4,712,344
                                                                            ------------
                                                                            $41,407,440
----------------------------------------------------         --------       ------------
U.S. Government Guaranteed - 7.5%
 Small Business Administration
   SBA, 8.8s, 2011                                             $   498      $   524,695
----------------------------------------------------         --------       ------------
U.S. Treasury Obligations - 7.5%
   U.S. Treasury Notes, 8.875s, 1998                           $38,900      $40,370,809
   U.S. Treasury Notes, 5.875s, 1999                             8,000        7,867,520
   U.S. Treasury Notes, 8.875s, 1999                            10,000       10,426,600

12



Portfolio of Investments (Unaudited) - continued

Non-Convertible Bonds - continued
--------------------------------------------------------------------------------

                                                         Principal Amount
Issuer                                                    (000 Omitted)            Value
------------------------------------------------------   -----------------   --------------
U.S. Treasury Obligations - continued
   U.S. Treasury Notes, 9.125s, 1999                           $ 58,310      $ 61,298,387
   U.S. Treasury Notes, 5.875s, 2000                             23,000        22,572,430
   U.S. Treasury Notes, 8.5s, 2000                                2,900         3,067,214
   U.S. Treasury Notes, 6.25s, 2002                               5,000         4,894,550
   U.S. Treasury Bonds, 12.375s, 2004                            25,000        32,582,000
   U.S. Treasury Bonds, 12s, 2005                                23,275        30,468,372
   U.S. Treasury Bonds, 6.5s, 2006                               14,950        14,485,205
   U.S. Treasury Bonds, 6.25s, 2007                              15,399        14,674,785
   U.S. Treasury Bonds, 12.75s, 2010                             23,500        32,037,080
   U.S. Treasury Bonds, 9.875s, 2015                             16,100        20,472,116
   U.S. Treasury Bonds, 6.5s, 2026                                8,091         7,448,736
   U.S. Treasury Bonds, 6.75s, 2026                              23,287        22,064,432
                                                                             -------------
                                                                             $324,730,236
-----------------------------------------------------        ---------       -------------
Total U.S. Government Guaranteed                                             $325,254,931
-----------------------------------------------------                        -------------
U.S. Government Agencies - 4.5%
   Federal National Mortgage Association - 3.4%
    FNMA, 8s, 2026                                             $145,816      $146,362,589
-----------------------------------------------------        ---------       -------------
Government National Mortgage Association - 1.1%
   GNMA, 8s, 2007-2011                                         $ 25,229      $ 25,828,128
   GNMA, 8s, 2025                                                21,000        21,072,030
                                                                             -------------
                                                                             $ 46,900,158
-----------------------------------------------------        ---------       -------------
Total U.S. Government Agencies                                               $193,262,747
-----------------------------------------------------                        -------------
Utilities - Electric 4.8%
   Arkansas Power & Light Co., 8.75s, 2026                     $    750      $    728,752
   Central Maine Power Co., 7.5s, 1997                            1,000         1,001,840
   Central Maine Power Co., 7.45s, 1999                           2,500         2,460,225
   Cleveland Electric Illuminating Co., 9.25s, 1999              10,450        10,859,013
   Cleveland Electric Illuminating Co., 8.68s, 2001               3,500         3,599,225
   Cleveland Electric Illuminating Co., 9.375s, 2017              9,750         9,946,560
   Cleveland Electric Illuminating Co., 9s, 2023                  6,518         6,584,810
   Cleveland Electric Illuminating Co., 8.55s, 2001                 475           486,096
   Coastal Corp., 7.42s, 2037                                    23,176        21,636,650
   Commonwealth Edison Co., 8.5s, 2027##                          2,000         1,920,000
   Commonwealth Electric Co., 8.375s, 2006                        1,575         1,638,457
   Edison Mission Energy Funding, 7.33s, 2008##                   1,450         1,409,893
   El Paso Electric Co., 8.9s, 2006                               7,000         7,297,150
   Empresa Electrica del Norte, 7.75s, 2006##                     1,915         1,873,808
   First PV Funding Corp., 10.3s, 2014                            7,650         8,166,375
   First PV Funding Corp., 10.15s, 2016                           5,160         5,450,250
   Long Island Lighting Co., 9s, 2022                            20,615        22,057,225
   Long Island Lighting Co., 7.5s, 2007                           4,200         4,096,386
   Long Island Lighting Co., 8.9s, 2019                          24,825        25,928,471
   Long Island Lighting Co., 8.2s, 2023                           6,500         6,574,230
   Long Island Lighting Co., 9.625s, 2024                         4,090         4,210,900
   Louisiana Power & Light Co., 10.67s, 2017                      1,000         1,069,840
   Louisiana Power & Light Co., 10.67s, 2017                      2,065         2,209,137
   Louisiana Power & Light Co., 8.75s, 2026                       1,075         1,060,842

                                                                              13



Portfolio of Investments (Unaudited) - continued

Non-Convertible Bonds - continued
--------------------------------------------------------------------------------

                                                                  Principal Amount
Issuer                                                             (000 Omitted)              Value
---------------------------------------------------------------   -----------------   ----------------
Utilities - continued
   Midland Cogeneration Venture Corp., 10.33s, 2002                      $ 2,939      $    3,115,763
   Midland Funding Corp. II, "A", 11.75s, 2005                             2,220           2,521,587
   Midland Funding Corp., "B", 13.25s, 2006                                3,970           4,680,987
   Montana Power Co., 7.875s, 2026                                         2,275           2,166,937
   Niagara Mohawk Power Co., 6.875s, 2001                                  6,043           5,836,994
   Niagara Mohawk Power Co., 6.875s, 2003                                  3,270           3,072,786
   Niagara Mohawk Power Co., 8s, 2004                                     11,340          11,133,725
   North Atlantic Energy, 9.05s, 2002                                      7,781           7,609,740
   Southern Co. Capital Trust, 8.19s, 2037##                               7,735           7,551,294
   System Energy Resources, 7.38s, 2000                                    4,700           4,609,290
   Texas & New Mexico Power Co., 12.5s, 1999                               2,848           3,066,214
   Toledo Edison Co., 9.5s, 2001                                           2,000           2,038,200
                                                                                      ---------------
                                                                                      $  209,669,652
--------------------------------------------------------------         --------       ---------------
Utilities - Gas - 0.7%
   California Energy Co., 0s, 2004                                       $ 4,005      $    4,355,437
   Louis Dreyfus Natural Gas, 9.25s, 2004                                  9,325           9,767,938
   NGC Corp., 7.625s, 2026                                                 3,900           3,733,938
   Ras Laffan Liquefied Natural Gas, 7.628s, 2006##                        2,500           2,493,750
   Ras Laffan Liquefied Natural Gas, 8.294s, 2014##                        4,225           4,214,438
   Tennessee Gas Pipeline, 7.625s, 2037                                    6,500           6,394,375
                                                                                      ---------------
                                                                                      $   30,959,876
--------------------------------------------------------------         --------       ---------------
Utilities - Telephone
   U.S. West Capital Funding, Inc., 7.9s, 2027                           $ 2,060      $    2,003,659
--------------------------------------------------------------         --------       ---------------
Total Non-Convertible Bonds (Identified Cost, $1,671,104,810)                         $1,650,957,155
--------------------------------------------------------------                        ---------------
Convertible Bonds - 2.7%
--------------------------------------------------------------
Advertising
   Omnicom Group, Inc., 4.25s, 2007##                                    $ 1,700      $    1,802,000
--------------------------------------------------------------         --------       ---------------
Aerospace - 0.1%
   Hexcel Corp., 7s, 2003                                                $ 2,000      $    2,637,500
--------------------------------------------------------------         --------       ---------------
Automotive - 0.1%
   Daimler Benz, 0s, 2017##                                              $10,850      $    4,692,625
--------------------------------------------------------------         --------       ---------------
Building
   Continental Homes Holding Corp., 6.875s, 2002                         $ 1,000      $      967,500
--------------------------------------------------------------         --------       ---------------
Business Services
   Laidlaw, Inc., 6s, 1999##                                             $ 1,000      $    1,390,000
   Protection One Alarm, Inc., 6.75s, 2003                                   500             468,750
                                                                                      ---------------
                                                                                      $    1,858,750
--------------------------------------------------------------         --------       ---------------
Chemicals - 0.2%
   Valhi, Inc., 0s, 1997                                                 $15,840      $    7,128,000
--------------------------------------------------------------         --------       ---------------
Computer Software - Systems - 0.3%
   Adaptec, Inc., 4.75s, 2004##                                          $ 1,492      $    1,460,295
   CUC International, Inc., 3s, 2002##                                     6,000           5,925,000
   HMT Technology Corp., 5.75s, 2004##                                     1,750           1,511,563
   Safeguard Scientifics, Inc., 6s, 2006##                                 1,500           1,293,750

14



Portfolio of Investments (Unaudited) - continued

Convertible Bonds - continued
--------------------------------------------------------------------------------

                                                          Principal Amount
Issuer                                                     (000 Omitted)           Value
-------------------------------------------------------   -----------------   -------------
Computer Software - Systems - continued
   SCI Systems, Inc., 5s, 2006##                                 $  750       $   926,250
   Solectron Corp., 6s, 2006##                                    1,000         1,050,000
                                                                              ------------
                                                                              $12,166,858
------------------------------------------------------         -------        ------------
Consumer Goods and Services
   Coleman Worldwide Corp., 0s, 1998                             $3,000       $   870,000
------------------------------------------------------         -------        ------------
Electrical Equipment
   National Semiconductor, 6.5s, 2002##                          $1,500       $ 1,500,000
------------------------------------------------------         -------        ------------
Electronics - 0.2%
   ADT Operations, Inc., 0s, 2010                                $8,240       $ 5,871,000
   Dovatron International, Inc., 6s, 2002##                         500           472,500
   Thermo-Electron, 4.25s, 2003##                                 1,250         1,300,000
   Xilinx, Inc. 5.25s, 2002##                                       750           850,312
                                                                              ------------
                                                                              $ 8,493,812
------------------------------------------------------         -------        ------------
Food and Beverage Products
   Grand Metropolitan Public Ltd., 6.5s, 2000##                  $2,000       $ 2,365,000
------------------------------------------------------         -------        ------------
Insurance - 0.2%
   Equitable Cos., Inc. 6.125s, 2024                             $8,000       $ 9,440,000
------------------------------------------------------         -------        ------------
Medical and Health Products - 0.3%
   Alza Corp., 0s, 1999                                          $7,000       $ 3,001,250
   North American Vaccine, 6.5s, 2003##                           1,000           925,000
   Roche Holdings, Inc., 0s, 2008##                               5,000         4,475,000
   Roche Holdings, Inc., 0s, 2010##                               4,230         1,945,800
   Ventritex, Inc. 5.75s, 2001                                    1,300         1,501,500
                                                                              ------------
                                                                              $11,848,550
------------------------------------------------------         -------        ------------
Medical and Health Technology and Services - 0.1%
   Healthsource, Inc., 5s, 2003                                  $  250       $   243,125
   National Data Corp., 5s, 2003                                  1,100         1,078,000
   National Health Investors, 7.75s, 2001                           500           593,125
   Omega Healthcare Investors, 8.5s, 2001                           500           561,875
   Quintiles Transnational, 4.25s, 2000##                         1,250         1,204,687
                                                                              ------------
                                                                              $ 3,680,812
------------------------------------------------------         -------        ------------
Oil Services - 0.3%
   Diamond Offshore, Inc., 3.75s, 2007                           $8,883       $ 9,482,602
   Nabors Industries, Inc., 5s, 2006                              1,350         1,701,000
   Seacor Holdings, Inc., 5.375s, 2006##                          2,000         2,102,500
                                                                              ------------
                                                                              $13,286,102
------------------------------------------------------         -------        ------------
Oils - 0.1%
   Pogo Producing, 5.5s, 2006##                                  $2,500       $ 2,625,000
------------------------------------------------------         -------        ------------
Pollution Control - 0.2%
   Sanifill, Inc. 5s, 2006                                       $1,250       $ 1,771,875
   Thermo Instrument Systems, Inc., "A", 4.5s, 2003##             1,000         1,010,000
   Thermo Terratech, Inc., 4.625s, 2003##                           500           439,375
   U.S. Filter Corp., 6s, 2005##                                  2,000         3,495,000
   USA Waste Services, Inc., 4s, 2002                             1,746         1,850,760
                                                                              ------------
                                                                              $ 8,567,010
------------------------------------------------------         -------        ------------

                                                                              15



Portfolio of Investments (Unaudited) - continued

Convertible Bonds - continued
--------------------------------------------------------------------------------

                                                            Principal Amount
Issuer                                                       (000 Omitted)           Value
---------------------------------------------------------   -----------------   -------------
Real Estate Investment Trusts - 0.1%
   Liberty Property Trust, 8s, 2001                                $ 3,930      $  4,848,637
--------------------------------------------------------         --------       -------------
Restaurants and Lodging - 0.1%
   HFS, Inc., 4.75s, 2003                                          $   250      $    289,063
   Hilton Hotels Corp., 5s, 2006                                       750           742,500
   Marriott, Inc., 0s, 2011##                                        2,000         1,105,000
   Marriott International, Inc., 0s, 1999                            1,000           550,000
                                                                                -------------
                                                                                $  2,686,563
--------------------------------------------------------         --------       -------------
Special Products and Services - 0.1%
   Cemex, S.A., 4.25s, 1997##                                      $ 2,000      $  1,960,000
   Checkpoint Systems, 5.25s, 2005                                     500           560,000
   United Waste Systems, Inc., 4.5s, 2001##                          2,250         2,877,187
                                                                                -------------
                                                                                $  5,397,187
--------------------------------------------------------         --------       -------------
Stores - 0.2%
   Home Depot, Inc., 3.25s, 2001                                   $   400      $    400,000
   Men's Wearhouse, Inc., 5.25s ,2003                                  750           804,375
   Office Depot, Inc., 0s, 2008                                      3,500         2,165,625
   Saks Holdings, Inc., 5.5s, 2006                                   1,745         1,710,100
   Staples, Inc., 4.5s, 2000##                                         500           556,250
   U.S. Office Products Co., 5.5s, 2001                                500           575,000
   U.S. Office Products Co., 5.5s, 2003                              1,000           840,000
                                                                                -------------
                                                                                $  7,051,350
--------------------------------------------------------         --------       -------------
Telecommunications - 0.1%
   Jacor Communications, 0s, 2011                                  $ 2,000      $    940,000
   Tele-Communications, 4.5s, 2006                                   2,420         1,808,950
                                                                                -------------
                                                                                $  2,748,950
--------------------------------------------------------         --------       -------------
Total Convertible Bonds (Identified Cost, $107,027,636)                         $116,662,206
--------------------------------------------------------                        -------------
Preferred Stock - 0.1%
-----------------------------------------------------------------------------------------------
                                                                  Shares
--------------------------------------------------------         --------       -------------
Steel
   USX Capital LLC, 8.75% (Identified cost, $5,534,330)            228,400      $  5,738,550
--------------------------------------------------------         --------       -------------
Common Stocks - 48.1%
-----------------------------------------------------------------------------------------------
U.S. Stocks - 46.1%
Aerospace - 3.0%
   Allied Signal, Inc.                                             270,000      $ 19,237,500
   General Dynamics Corp.                                          211,400        14,243,075
   Lockheed Martin Corp.                                           217,038        18,231,192
   McDonnell Douglas Co.                                            95,000         5,795,000
   Raytheon Co.                                                    262,500        11,845,313
   United Technologies Corp.                                       780,648        58,743,762
                                                                                -------------
                                                                                $128,095,842
--------------------------------------------------------         --------       -------------


16



Portfolio of Investments (Unaudited) - continued

Common Stocks - continued
--------------------------------------------------------------------------------

Issuer                                       Shares           Value
------------------------------------------   ---------   -------------
Agricultural Products - 0.2%
   AGCO Corp.                                300,000     $ 8,287,500
   Case Corp.                                 39,100       1,984,325
                                                         ------------
                                                         $10,271,825
-----------------------------------------    --------    ------------
Airlines - 0.2%
   America West Airlines, "B"                424,800     $ 6,637,500
-----------------------------------------    --------    ------------
Apparel and Textiles - 0.5%
   Springs Industries, Inc.                   45,000     $ 2,013,750
   VF Corp.                                  270,500      18,089,688
                                                         ------------
                                                         $20,103,438
-----------------------------------------    --------    ------------
Automotive - 1.3%
   Dana Corp.                                209,000     $ 6,870,875
   Ford Motor Co.                            520,677      16,336,241
   General Motors Corp.                       58,669       3,248,796
   Goodrich (B.F.) Co.                       533,500      19,539,437
   TRW, Inc.                                 100,000       5,175,000
   Volvo Aktiebolaget, "B", ADR              165,000       4,290,000
                                                         ------------
                                                         $55,460,349
-----------------------------------------    --------    ------------
Building
   Newport News Shipbuilding, Inc.            30,000     $   435,000
-----------------------------------------    --------    ------------
Business Machines - 0.8%
   Digital Equipment Corp.*                  449,970     $12,317,929
   International Business Machines Corp.     144,000      19,782,000
   Texas Instruments, Inc.                    34,500       2,583,188
                                                         ------------
                                                         $34,683,117
-----------------------------------------    --------    ------------
Business Services - 0.1%
   Storage Trust Realty                      247,500     $ 6,373,125
-----------------------------------------    --------    ------------
Cellular Phones - 0.1%
   Telephone & Data Systems, Inc.            105,860     $ 4,062,378
-----------------------------------------    --------    ------------
Chemicals - 2.0%
   Air Products & Chemicals, Inc.            286,600     $19,452,975
   Betzdearborn, Inc.                         70,000       4,418,750
   Dexter Corp.                              241,800       7,284,225
   Dow Chemical Co.                           62,200       4,976,000
   du Pont (E. I.) de Nemours & Co.          193,200      20,479,200
   Ferro Corp.                               170,000       5,100,000
   PPG Industries, Inc.                       40,000       2,160,000
   Praxair, Inc.                             253,000      11,353,375
   Rohm & Haas Co.                            82,000       6,139,750
   Witco Corp.                               104,010       3,536,340
                                                         ------------
                                                         $84,900,615
-----------------------------------------    --------    ------------
Construction Services
   Martin Marietta Materials, Inc.            51,739     $ 1,332,279
-----------------------------------------    --------    ------------


                                                                              17



Portfolio of Investments (Unaudited) - continued

Common Stocks - continued
--------------------------------------------------------------------------------

Issuer                                  Shares           Value
-------------------------------------   ---------   -------------
Consumer Goods and Services - 1.6%
   American Brands, Inc.                159,200     $  8,059,500
   Colgate-Palmolive Co.                104,300       10,390,888
   Gillette Co.                          35,000        2,541,875
   Philip Morris Cos., Inc.             362,600       41,381,725
   Rubbermaid, Inc.                     171,300        4,261,088
   Sherwin Williams Co.                  89,400        4,827,600
                                                    -------------
                                                    $ 71,462,676
-------------------------------------   ---------   -------------
Containers - 0.1%
   Jefferson Smurfit Corp.              150,000     $  1,781,250
   Stone Container Corp.                200,000        2,225,000
                                                    -------------
                                                    $  4,006,250
-------------------------------------   ---------   -------------
Electrical Equipment - 1.5%
   Cooper Industries                    270,000     $ 11,711,250
   Emerson Electric Co.                  92,000        4,140,000
   General Electric Co.                 303,372       30,109,671
   Honeywell, Inc.                      262,700       17,830,763
                                                    -------------
                                                    $ 63,791,684
-------------------------------------   ---------   -------------
Electronics - 0.1%
   Analog Devices, Inc.*                      2     $         37
   Intel Corp.                           35,000        4,869,375
                                                    -------------
                                                    $  4,869,412
-------------------------------------   ---------   -------------
Financial Institutions - 6.4%
   Advanta Corp., "B"                   111,300     $  2,879,888
   American Express Co.                 392,000       23,471,000
   Bank of Boston Corp.                 178,600       11,966,200
   Bank of New York, Inc.               371,504       13,652,772
   Beneficial Corp                       95,000        6,139,375
   Chase Manhattan Corp.                295,248       27,642,594
   Comerica, Inc.                        60,000        3,382,500
   Edwards (A.G.), Inc.                 186,600        5,737,950
   Federal Home Loan Mortgage Corp.     333,400        9,085,150
   Federal National Mortgage Assn.      425,500       15,371,188
   First Hawaiian, Inc.                 150,000        4,668,750
   First USA, Inc.                       80,000        3,390,000
   Fleet Financial Group, Inc.          450,900       25,814,025
   Franklin Resources, Inc.             131,700        6,716,700
   Liberty Property Trust               350,900        8,597,050
   Morgan (J.P.) & Co.                   30,000        2,947,500
   National City Corp.                  624,200       29,103,325
   NationsBank Corp.                    425,000       23,534,375
   Northern Trust Co.                   243,000        9,112,500
   Norwest Corp.                        320,160       14,807,400
   PNC Bank Corp.                       335,200       13,408,000
   Southern National Corp.              274,900       10,240,025
   Union Planters Corp.                 175,000        7,109,375
   Wells Fargo & Co.                          2              568
                                                    -------------
                                                    $278,778,210
-------------------------------------   ---------   -------------


18



Portfolio of Investments (Unaudited) - continued

Common Stocks - continued
--------------------------------------------------------------------------------

Issuer                                      Shares           Value
-----------------------------------------   ---------   -------------
Food and Beverage Products - 0.8%
   Anheuser-Busch Cos., Inc.                100,000     $  4,212,500
   Dimon, Inc.                              172,200        3,960,600
   General Mills, Inc.                      153,700        9,548,613
   McCormick & Co. Inc.                      94,100        2,305,450
   PepsiCo, Inc.                            339,800       11,085,975
   Quaker Oats Co.                           70,900        2,587,850
                                                        -------------
                                                        $ 33,700,988
-----------------------------------------   ---------   -------------
Forest and Paper Products - 0.4%
   Kimberly Clark Corp.                      70,500     $  7,005,938
   Weyerhaeuser Co.                         133,700        5,966,363
   Willamette Industries, Inc.               73,900        4,618,750
                                                        -------------
                                                        $ 17,591,051
-----------------------------------------   ---------   -------------
Insurance - 3.0%
   Allstate Corp.                           224,200     $ 13,311,875
   Chubb Corp.                              437,300       23,559,537
   CIGNA Corp.                              216,500       31,636,062
   CIGNA Corp.                              183,200        4,190,700
   ITT Hartford Group, Inc.                  98,400        7,097,100
   Nationwide Financial Services, Inc.*      86,300        2,222,225
   Penncorp Financial Group, Inc.            90,000        2,880,000
   Provident Cos., Inc.                      30,000        1,642,500
   Reliastar Financial Corp.                103,000        6,089,875
   St. Paul Cos., Inc.                      172,370       11,182,503
   Torchmark Corp.                          273,000       15,117,375
   Travelers, Inc.                          277,138       13,267,981
                                                        -------------
                                                        $132,197,733
-----------------------------------------   ---------   -------------
Machinery - 0.5%
   Deere & Co., Inc.                        295,000     $ 12,832,500
   Sundstrand Corp.                          91,000        3,947,125
   York International Corp.                  95,900        4,015,813
                                                        -------------
                                                        $ 20,795,438
-----------------------------------------   ---------   -------------
Medical and Health Products - 2.5%
   Allegiance Corp.                           5,000     $    110,625
   American Home Products Corp.             314,600       18,876,000
   Astra AB, ADR                             70,100        3,259,650
   Baxter International, Inc.                98,000        4,226,250
   Bristol-Myers Squibb Co.                 335,000       19,765,000
   Pharmacia & Upjohn                       299,500       10,969,188
   Rhone-Poulenc Rorer, Inc.                258,300       19,114,200
   Schering Plough Corp.                     10,000          727,500
   SmithKline-Beecham PLC, ADR              452,000       31,640,000
                                                        -------------
                                                        $108,688,413
-----------------------------------------   ---------   -------------


                                                                              19



Portfolio of Investments (Unaudited) - continued

Common Stocks - continued
--------------------------------------------------------------------------------

Issuer                                                 Shares            Value
--------------------------------------------------   -----------   --------------
Medical and Health Technology and Services - 0.7%
   Columbia HCA Healthcare                              74,000     $  2,488,250
   Pacificare Health Systems, Inc., "B"                 70,000        6,037,500
   Tenet Healthcare Corp.                              315,000        7,756,875
   United Healthcare Corp.                             278,400       13,258,800
                                                                   -------------
                                                                   $ 29,541,425
--------------------------------------------------   -----------   --------------
Metals and Minerals - 0.5%
   Aluminum Companies of America                       234,800     $ 15,966,400
   Phelps Dodge Corp.                                   78,460        5,737,388
                                                                   -------------
                                                                   $ 21,703,788
--------------------------------------------------   -----------   --------------
Oil Services - 0.3%
   Schlumberger Ltd.                                    83,112     $  8,913,762
   Tenneco, Inc.                                       107,400        4,188,600
                                                                   -------------
                                                                   $ 13,102,362
--------------------------------------------------   -----------   --------------
Oils - 6.1%
   Amoco Corp.                                         144,400     $ 12,508,650
   Atlantic Richfield Co.                              117,500       15,862,500
   British Petroleum PLC, ADR                          339,338       46,574,136
   Chevron Corp.                                       140,000        9,747,500
   Exxon Corp.                                         279,936       30,163,104
   Mobil Corp.                                         232,000       30,305,000
   Occidental Petroleum Corp.                          364,400        8,973,350
   Reading & Bates Corp.*                               51,106        1,156,273
   Repsol S.A., ADR                                    199,480        8,128,810
   Royal Dutch Petroleum Co., ADR                      183,000       32,025,000
   Sun Co., Inc.                                        44,582        1,164,704
   Texaco, Inc.                                        322,100       35,269,950
   Ultramar Corp.                                       85,000        2,698,750
   USX-Marathon Group                                1,011,400       28,192,775
                                                                   -------------
                                                                   $262,770,502
--------------------------------------------------   -----------   --------------
Photographic Products - 0.7%
   Eastman Kodak Co.                                   389,500     $ 29,553,312
--------------------------------------------------   ----------    -------------
Pollution Control - 0.5%
   Browning-Ferris Industries, Inc.                    233,700     $  6,748,088
   WMX Technologies, Inc.                              491,400       15,049,125
                                                                   -------------
                                                                   $ 21,797,213
--------------------------------------------------   -----------   --------------
Printing and Publishing - 0.3%
   Gannett Co., Inc.                                   135,000     $ 11,593,125
--------------------------------------------------   ----------    -------------
Railroads - 0.9%
   Burlington Northern Santa Fe                        308,400     $ 22,821,600
   CSX Corp.                                            98,500        4,580,250
   Illinois Central Corp.                              327,400       10,313,100
                                                                   -------------
                                                                   $ 37,714,950
--------------------------------------------------   -----------   --------------
Restaurants and Lodging - 0.1%
   Boykin Lodging Co.                                  133,200     $  2,913,750
--------------------------------------------------   ----------    -------------


20



Portfolio of Investments (Unaudited) - continued

Common Stocks - continued
--------------------------------------------------------------------------------

Issuer                                         Shares           Value
--------------------------------------------   ---------   -------------
Real Estate Investment Trusts - 1.2%
   Arden Realty Group, Inc.                     98,800     $  2,692,300
   First Industrial Realty                     186,000        5,882,250
   Hospitalities Properties Trust              459,000       14,056,875
   Meditrust Corp.                             254,800        9,491,300
   Mid-America Apartment Communities, Inc.      86,900        2,433,200
   National Health Investors, Inc.             130,200        4,833,675
   Public Storage, Inc.                          2,200           63,800
   Trinet Corp. Realty Trust, Inc.             416,400       13,168,650
                                                           -------------
                                                           $ 52,622,050
--------------------------------------------   ---------   -------------
Special Products and Services - 0.1%
   Stanley Works                                40,100     $  1,518,787
   TIG Holdings, Inc.                          100,000        3,175,000
                                                           -------------
                                                           $  4,693,787
--------------------------------------------   ---------   -------------
Stores - 1.2%
   May Department Stores Co.                   101,860     $  4,634,630
   Penney (J.C.), Inc.                         102,000        4,857,750
   Rite Aid Corp.                              503,100       21,130,200
   Sears, Roebuck & Co.                        338,400       17,004,600
   Talbots, Inc.                               183,800        5,812,675
                                                           -------------
                                                           $ 53,439,855
--------------------------------------------   ---------   -------------
Supermarkets - 0.1%
   Kroger Co.                                  117,000     $  5,937,750
-------------------------------------------    --------    -------------
Telecommunications - 0.2%
   Lucent Technologies                          19,601     $  1,033,953
   Telefonica del Peru, "B", ADR               443,045        9,857,751
                                                           -------------
                                                           $ 10,891,704
--------------------------------------------   ---------   -------------
Utilities - Electric - 3.0%
   Allegheny Power System                       65,000     $  1,925,625
   Carolina Power & Light Co.                  311,800       11,302,750
   Cinergy Corp.                               120,000        4,095,000
   CMS Energy Corp.                            319,000       10,487,125
   DPL, Inc.                                   108,000        2,605,500
   FPL Group, Inc.                             345,200       15,231,950
   GPU, Inc.                                   470,000       15,098,750
   Long Island Lighting Co.                    200,000        4,800,000
   PacifiCorp                                  100,000        2,137,500
   PECO Energy Co.                              98,100        1,998,787
   Pinnacle West Capital Corp.                 350,000       10,543,750
   Portland Gen Corp.                          404,500       14,106,937
   Public Service Co. of Colorado              136,300        5,281,625
   Public Service Company of New Mexico        751,200       12,958,200
   Scana Corp.                                 100,000        2,537,500
   Sierra Pacific Resources                    273,900        8,045,813
   Texas Utilities Co.                         128,700        4,407,975
                                                           -------------
                                                           $127,564,787
--------------------------------------------   ---------   -------------


                                                                              21



Portfolio of Investments (Unaudited) - continued

Common Stocks - continued
--------------------------------------------------------------------------------

Issuer                                                      Shares              Value
-------------------------------------------------------   -----------   ----------------
Utilities - Gas - 2.7%
   Brooklyn Union Gas Co.                                   100,000     $    2,750,000
   Coastal Corp.                                            306,400         14,707,200
   Columbia Gas System, Inc.                                320,000         18,520,000
   Eastern Enterprises                                      174,400          5,384,600
   Energen Corp.                                             36,700          1,096,412
   K N Energy, Inc.                                         243,600          9,622,200
   National Fuel Gas Co.                                     70,000          2,992,500
   Pacific Enterprises                                      188,400          5,699,100
   Panenergy Corp.                                          548,800         23,667,000
   Questar Corp.                                            140,000          5,022,500
   Sonat, Inc.                                              120,000          6,540,000
   UGI Corp.                                                445,000         10,568,750
   Williams Cos., Inc.                                      217,718          9,688,451
                                                                        ---------------
                                                                        $  116,258,713
-------------------------------------------------------   -----------   ----------------
Utilities - Telephone - 2.4%
   BellSouth Corp.                                          273,000     $   11,534,250
   GTE Corp.                                                686,000         31,984,750
   MCI Communications Corp.                                 316,400         11,271,750
   NYNEX Corp.                                              128,100          5,844,562
   Pacific Telesis Group                                    646,800         24,416,700
   Sprint Corp.                                             435,300         19,806,150
                                                                        ---------------
                                                                        $  104,858,162
-------------------------------------------------------   -----------   ----------------
Total U.S. Stocks                                                       $1,995,194,558
-------------------------------------------------------   -----------   ----------------
Foreign Stocks - 2.0%
Canada - 0.1%
   Canadian National Railway (Railroads)                    175,600     $    6,211,850
------------------------------------------------------    ----------    ---------------
Germany - 0.3%
   BASF AG (Chemicals)                                       70,000     $    2,641,030
   Henkel KGaA (Chemicals)                                  254,200         14,005,505
                                                                        ---------------
                                                                        $   16,646,535
-------------------------------------------------------   -----------   ----------------
Hong Kong - 0.1%
   Hong Kong Land Holdings                                1,369,689     $    3,177,678
------------------------------------------------------    ----------    ---------------
Netherlands - 0.2%
   Akzo Nobel NV (Chemicals)                                 46,605     $    6,692,278
------------------------------------------------------    ----------    ---------------
Switzerland - 0.7%
   Ciba Specialty Chemicals AG (Chemicals)*                  14,533     $    1,200,407
   Novartis AG (Pharmaceuticals)*                            23,813         29,520,383
                                                                        ---------------
                                                                        $   30,720,790
-------------------------------------------------------   -----------   ----------------
United Kingdom - 0.6%
   Grand Metropolitan PLC (Food Products)                 2,443,400     $   19,725,080
   PowerGen PLC (Utilities - Electric)                      520,700          5,071,618
                                                                        ---------------
                                                                        $   24,796,698
-------------------------------------------------------   -----------   ----------------
Total Foreign Stocks                                                    $   88,245,829
-------------------------------------------------------   -----------   ----------------
Total Common Stocks (Identified Cost, $1,563,402,888)                   $2,083,440,387
-------------------------------------------------------   -----------   ----------------


22



Portfolio of Investments (Unaudited) - continued

Convertible Preferred Stocks - 5.1%
--------------------------------------------------------------------------------

Issuer                                           Shares           Value
----------------------------------------------   ---------   -------------
Aerospace - 0.2%
   Loral Space & Communications Ltd., 6%##       209,050     $10,086,662
---------------------------------------------    --------    ------------
Agricultural Products - 0.5%
   Case Corp., $4.50                             159,200     $19,860,200
---------------------------------------------    --------    ------------
Airlines
   Continental Air Finance Trust, 8.5%            15,000     $ 1,098,750
---------------------------------------------    --------    ------------
Apparel and Textiles
   Owens Corning Capital, 6.5%, MIPS##            30,000     $ 1,638,750
---------------------------------------------    --------    ------------
Banks and Credit Companies - 0.4%
   McKesson Financing Trust, 2.5%##              101,120     $ 5,346,720
   National Australia Bank, 7.875%               411,850      10,296,250
                                                             ------------
                                                             $15,642,970
---------------------------------------------    --------    ------------
Business Services - 0.1%
   IKON Office Solutions, Inc., $5.04             30,000     $ 2,426,250
---------------------------------------------    --------    ------------
Computer Software - Systems
   Wang Labs, Inc., "B", 6.5%##                   25,000     $ 1,168,750
---------------------------------------------    --------    ------------
Consumer Goods - and Services - 0.1%
   Corning Delaware LP, 6%                        55,000     $ 3,898,125
---------------------------------------------    --------    ------------
Entertainment - 0.1%
   American Radio Systems Co., 7%##               55,000     $ 2,585,000
   Golden Books Financing, 8.75%##                45,000       2,154,375
   Royal Caribbean Cruises Ltd., 7.25%            31,000       1,736,000
                                                             ------------
                                                             $ 6,475,375
---------------------------------------------    --------    ------------
Financial Institutions - 0.8%
   Finova Group Financing Trust, 5.5%, TORPS     183,060     $ 9,564,885
   First USA, Inc., 6.25%                         10,000         720,000
   Greenfield Capital Trust, 6%, Prides##         45,000       1,867,500
   Insignia Financial Group, Inc., 6.50%##        25,000       1,131,250
   Jefferson Pilot Co., 7.25%                     35,000       3,456,250
   Merrill Lynch & Co., 6.5%, STRYPES             60,000       3,930,000
   Merrill Lynch & Co., STRYPES, 2001             45,000       1,698,750
   Penncorp Financial Group, Inc., $3.50##       140,100       8,020,725
   Salomon, Inc., 7.625%                         100,000       3,087,500
   Tosco Financing Trust, 5.75%##                 34,000       1,836,000
                                                             ------------
                                                             $35,312,860
---------------------------------------------    --------    ------------
Food and Beverage Products - 0.1%
   Chiquita Brands International, $3.75, "B"      20,000     $ 1,210,000
   Dole Food Co., 7%                              70,000       2,782,500
                                                             ------------
                                                             $ 3,992,500
---------------------------------------------    --------    ------------
Insurance - 0.5%
   Conseco, Inc., 7%, Prides                     111,000     $14,055,375
   Frontier Financing Trust, 6.25%##              45,000       2,452,500
   St. Paul Capital LLC, 6%, MIPS                 55,800       3,320,100
   SunAmerica, Inc., 8.5%                         40,000       1,580,000
   SunAmerica, Inc., $3.10, "E"                   15,000       1,327,500
                                                             ------------
                                                             $22,735,475
---------------------------------------------    --------    ------------


                                                                              23



Portfolio of Investments (Unaudited) - continued

Convertible Preferred Stocks - continued
--------------------------------------------------------------------------------

Issuer                                                                Shares           Value
-------------------------------------------------------------------   ---------   -------------
Machinery
   Cooper Industries, Inc.                                             10,000     $    182,500
------------------------------------------------------------------    --------    -------------
Medical and Health Technology and Services - 0.1%
   SCI Finance LLC, $3.125, "A"                                        35,000     $  3,570,000
------------------------------------------------------------------    --------    -------------
Metals and Minerals - 0.1%
   Timet Capital Trust, 6.625%##                                      117,400     $  5,444,425
------------------------------------------------------------------    --------    -------------
Oils - 0.1%
   Atlantic Richfield Co., 9%                                          30,500     $    671,000
   El Paso Tennessee Pipeline Co., "A", 8.25%                          50,000        2,650,000
                                                                                  -------------
                                                                                  $  3,321,000
------------------------------------------------------------------    --------    -------------
Pollution Control - 0.2%
   Browning-Ferris Industries, 7.25s, ACES*                           292,000     $  8,723,500
------------------------------------------------------------------    --------    -------------
Restaurants and Lodging - 0.6%
   Hilton Hotels Corp., 8%, Prides                                     60,000     $  1,402,500
   Host Marriott Financial Trust, 6.75%##                             408,680       22,988,250
   Wendy's Financing, Inc., 5%                                         22,000        1,113,750
                                                                                  -------------
                                                                                  $ 25,504,500
------------------------------------------------------------------    --------    -------------
Steel - 0.1%
   AK Steel Holdings Corp., 7%                                         33,300     $  1,078,087
   USX Marathon, 6.75%                                                 70,000        1,356,250
                                                                                  -------------
                                                                                  $  2,434,337
------------------------------------------------------------------    --------    -------------
Stores - 0.1%
   Ann Taylor Financing Trust, 8.5%                                    15,000     $    892,500
   K Mart Financing, Inc., 7.75%                                       20,000        1,070,000
   TJX Cos., Inc., $7.00, "E"                                           4,000          960,000
                                                                                  -------------
                                                                                  $  2,922,500
------------------------------------------------------------------    --------    -------------
Telecommunications
   IXC Communications, Inc., 7%##                                       5,000     $    500,000
------------------------------------------------------------------    --------    -------------
Utilities - Electric - 0.3%
   AES Trust, 5.375%                                                    5,000     $    243,125
   Devon Financing Trust, $3.25##                                      45,000        2,711,250
   Long Island Lighting Co., 7.95%                                    250,000        6,343,750
   Williams Cos., Inc., $3.50##                                        38,000        4,056,500
                                                                                  -------------
                                                                                  $ 13,354,625
------------------------------------------------------------------    --------    -------------
Utilities - Gas - 0.5%
   Enron Corp., 6.25%                                                 372,400     $  8,006,600
   MCN Corp., 8.75%, Prides                                            55,200        1,476,600
   Unocal Corp., 6.25%                                                213,040       11,663,940
                                                                                  -------------
                                                                                  $ 21,147,140
------------------------------------------------------------------    --------    -------------
Utilities - Telephone - 0.2%
   Cointel, 7%, Prides##                                               79,700     $  4,801,925
   Salomon, Inc., 6.25%                                                43,300        2,554,700
                                                                                  -------------
                                                                                  $  7,356,625
------------------------------------------------------------------    --------    -------------
Total Convertible Preferred Stocks (Identified Cost $196,449,736)                 $218,797,819
------------------------------------------------------------------    --------    -------------



24



Portfolio of Investments (Unaudited) - continued

Short-Term Obligations - 5.6%
--------------------------------------------------------------------------------

                                                            Principal Amount
Issuer                                                       (000 Omitted)             Value
---------------------------------------------------------   -----------------   ---------------
   Federal Farm Credit Bank, due 4/02/97                           $ 1,185      $    1,184,827
   Federal Home Loan Bank, due 4/24/97                               5,000           4,983,261
   Federal Home Loan Mortgage Corp.,
   due 4/02/97- 4/25/97                                             44,235          44,163,156
   Federal National Mortgage Assn., due 4/10/97-5/02/97            123,320         123,115,298
   General Electric Co., due 4/01/97                                30,395          30,395,000
   Heinz (H.J.) Co., due 4/08/97                                    10,500          10,489,282
   Merrill Lynch & Co., due 4/15/97                                  7,860           7,843,891
   Southern New England Telephone, due 4/21/97-5/8/97               11,100          11,050,622
   Tennessee Valley Authority, due 4/14/97                          11,120          11,099,119
---------------------------------------------------------   -----------------   ---------------
Total Short-Term Obligations, at Amortized Cost                                 $  244,324,456
---------------------------------------------------------   -----------------   ---------------
Total Investments (Identified Cost, $3,787,843,856)                             $4,319,920,573
Other Assets, Less Liabilities - 0.3%                                               10,428,259
---------------------------------------------------------   -----------------   ---------------
Net Assets - 100.0%                                                             $4,330,348,832
---------------------------------------------------------   -----------------   ---------------


 +Restricted security.

##SEC Rule 144A restriction.

See notes to financial statements

Financial Statements

Statement of Assets and Liabilities (Unaudited)
--------------------------------------------------------------------------------
March 31, 1997
--------------------------------------------------------------------------------

Assets:
 Investments, at value (identified cost, $3,787,843,856)                  $4,319,920,573
 Cash                                                                             33,942
 Receivable for daily variation margin on open futures contracts                  36,500
 Receivable for Fund shares sold                                               8,885,428
 Receivable for investments sold                                              17,252,978
 Interest and dividends receivable                                            38,075,866
 Other assets                                                                     71,968
                                                                          ---------------
   Total assets                                                           $4,384,277,255
                                                                          ---------------
Liabilities:
 Distributions payable                                                    $   13,238,428
 Payable for Fund shares reacquired                                            9,976,869
 Payable for investments purchased                                            29,567,020
 Payable to affiliates -
  Management fee                                                                 137,388
  Shareholder servicing agent fee                                                 62,330
  Distribution fee                                                               277,292
 Accrued expenses and other liabilities                                          669,096
                                                                          ---------------
   Total liabilities                                                      $   53,928,423
                                                                          ---------------
Net assets                                                                $4,330,348,832
                                                                          ---------------
Net assets consist of:
 Paid-in capital                                                          $3,617,419,792
 Unrealized appreciation on investments and translation of assets and
   liabilities in foreign currencies                                         532,800,769
 Accumulated undistributed net realized gain on investments and foreign
   currency transactions                                                     175,606,070
 Accumulated undistributed net investment income                               4,522,201
                                                                          ---------------
   Total                                                                  $4,330,348,832
                                                                          ---------------
Shares of beneficial interest outstanding                                    291,814,291
                                                                          ---------------
Class A shares:
 Net asset value per share
   (net assets of $2,784,916,839 [divided by] 187,665,056 shares of
   beneficial interest outstanding)                                           $14.84
                                                                              ------
 Offering price per share (100 [divided by] 95.25)                            $15.58
                                                                              ------
Class B shares:
 Net asset value and offering price per share
   (net assets of $1,405,867,632 [divided by] 94,761,625 shares of
   beneficial interest outstanding)                                           $14.84
                                                                              ------
Class C shares:
 Net asset  value  and  offering  price per share
   (net  assets of  $124,666,807 [divided by] 8,383,743 shares of
   beneficial interest outstanding)                                           $14.87
                                                                              ------
Class I shares:
 Net asset value per share
   (net assets of $14,897,554 [divided by] 1,003,867 shares of
   beneficial interest outstanding)                                           $14.84
                                                                              ------

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See notes to financial statements

Statement of Operations (Unaudited)
--------------------------------------------------------------------------------
Six Months Ended March 31, 1997
--------------------------------------------------------------------------------

Net investment income:
 Income -
  Interest                                                                    $  70,193,884
  Dividends                                                                      32,821,133
  Foreign taxes withheld                                                           (370,180)
                                                                               -------------
   Total investment income                                                    $ 102,644,837
                                                                               -------------
 Expenses -
  Management fee                                                              $   7,618,811
  Trustees' compensation                                                             61,512
  Shareholder servicing agent fee (Class A)                                         717,088
  Shareholder servicing agent fee (Class B)                                         620,329
  Shareholder servicing agent fee (Class C)                                          35,690
  Shareholder servicing agent fee (Common)                                        1,405,411
  Distribution and service fee (Class A)                                          4,761,136
  Distribution and service fee (Class B)                                          6,909,707
  Distribution and service fee (Class C)                                            525,227
  Postage                                                                           395,054
  Custodian fee                                                                     126,284
  Printing                                                                           74,173
  Administrative fee                                                                 32,877
  Auditing fees                                                                      20,805
  Legal fees                                                                         17,479
  Miscellaneous                                                                   1,168,361
                                                                               -------------
   Total expenses                                                             $  24,489,944
  Fees paid indirectly                                                              (92,898)
                                                                               -------------
   Net expenses                                                               $  24,397,046
                                                                               -------------
    Net investment income                                                     $  78,247,791
                                                                               -------------
Realized and unrealized gain (loss) on investments:
 Realized gain (loss) (identified cost basis) -
  Investment transactions                                                     $ 222,459,714
  Foreign currency transactions                                                     (49,084)
  Futures contracts                                                                (306,559)
                                                                               -------------
   Net realized gain on investment and foreign currency transactions          $ 222,104,071
                                                                               -------------
 Change in unrealized appreciation -
  Investments                                                                 $   4,142,924
  Translation of assets and liabilities in foreign currencies                        16,529
  Futures contracts                                                                 858,655
                                                                               -------------
   Net unrealized gain on investment and foreign currency translation         $   5,018,108
                                                                               -------------
    Net realized and unrealized gain on investments and foreign currency      $ 227,122,179
                                                                               -------------
     Increase in net assets from operations                                   $ 305,369,970
                                                                               -------------


See notes to financial statements

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                    Six Months Ended
                                                     March 31, 1997            Year Ended
                                                        (Unaudited)      September 30, 1996
                                                    ------------------   -------------------
Increase (decrease) in net assets:
From operations -
  Net investment income                               $    78,247,791      $   147,726,656
  Net realized gain on investments and foreign
    currency transactions                                 222,104,071          290,242,988
  Net unrealized gain on investments and
    foreign currency translation                            5,018,108            5,067,278
                                                        ---------------      ---------------
   Increase in net assets from operations             $   305,369,970      $   443,036,922
                                                        ---------------      ---------------
Distributions declared to shareholders -
  From net investment income (Class A)                $   (53,814,762)     $  (103,128,807)
  From net investment income (Class B)                    (22,274,419)         (40,140,247)
  From net investment income (Class C)                     (1,703,348)          (1,719,502)
  From net investment income (Class I)                       (168,244)                  --
  From net realized gain on investments and
    foreign currency transactions (Class A)              (182,356,310)        (104,083,151)
  From net realized gain on investments and
    foreign currency transactions (Class B)               (93,209,353)         (47,213,572)
  From net realized gain on investments and
    foreign currency transactions (Class C)                (6,625,182)          (1,295,700)
                                                        ---------------      ---------------
   Total distributions declared to shareholders       $  (360,151,618)     $  (297,580,979)
                                                        ---------------      ---------------
Fund share (principal) transactions -
  Net proceeds from sale of shares                    $   604,623,893      $   883,738,695
  Net asset value of shares issued to
    shareholders in reinvestment of
    distributions                                         320,758,487          250,392,788
  Cost of shares reacquired                              (476,137,156)        (614,411,016)
                                                        ---------------      ---------------
  Increase in net assets from Fund share
    transactions                                      $   449,245,224      $   519,720,467
                                                        ---------------      ---------------
   Total increase in net assets                       $   394,463,576      $   665,176,410
Net assets:
  At beginning of period                                3,935,885,256        3,270,708,846
                                                        ---------------      ---------------
  At end of period (including accumulated
    undistributed net investment income of
    $4,522,201 and $4,235,183, respectively)          $ 4,330,348,832      $ 3,935,885,256
                                                        ---------------      ---------------

See notes to financial statements

Financial Highlights
--------------------------------------------------------------------------------

                                                           Six Months
                                                                Ended             Year Ended September 30,
                                                             March 31, -----------------------------------------------
                                                                 1997
                                                          (Unaudited)        1996        1995        1994        1993
                                                        -------------- ----------- ----------- ----------- -----------
                                                             Class A
----------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                      $ 15.03    $ 14.46        $  12.80   $ 13.70    $ 12.42
                                                           ----------  ---------       -------   -------   --------
Income from investment operations# -
 Net investment income[sec]                                $  0.30    $  0.64        $   0.64   $  0.54    $  0.45
 Net realized and unrealized gain (loss) on
   investments and foreign currency
   transactions                                               0.82       1.21            1.64     (0.69)      1.74
                                                           ----------  ---------       -------   -------   --------
   Total from investment operations                        $  1.12    $  1.85        $   2.28   $ (0.15)   $  2.19
                                                           ----------  ---------       -------   -------   --------
Less distributions declared to shareholders -
 From net investment income                                $ (0.25)   $ (0.62)       $  (0.61)  $ (0.54)   $ (0.59)
 From net realized gain on investments and
   foreign currency transactions                             (1.06)     (0.66)          (0.01)    (0.10)     (0.32)
 In excess of net realized gain on
   investments and foreign currency
   transactions                                                 --         --              --     (0.11)        --
                                                           ----------  ----------      -------   -------   --------
   Total distributions declared to
     shareholders                                          $ (1.31)   $ (1.28)       $  (0.62)  $ (0.75)   $ (0.91)
                                                           ----------  ----------      -------   -------   --------
Net asset value - end of period                            $ 14.84    $ 15.03        $  14.46   $ 12.80    $ 13.70
                                                           ----------  ----------      -------   -------   --------
Total return[dbldag]                                         7.87%++   13.50%          18.36%   (1.07)%     18.32%
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                  0.92%+     0.91%           0.87%     0.85%      0.84%
 Net investment income                                       3.95%+     4.35%           4.82%     4.26%      4.51%
Portfolio turnover                                             75%       140%            102%       91%        95%
Average commission rate###                                 $0.0547    $0.0547              --        --         --
Net assets at end of period (000,000 omitted)              $ 2,785    $ 2,568        $  2,242   $ 1,857    $ 1,702

  +Annualized.

 ++Not annualized.

  #Per share data for the periods subsequent to September 30, 1993 is based on average shares outstanding.

 ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.

###Average commission rate is calculated for funds with fiscal years beginning on or after
   September 1, 1995.

[dbldag]Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

[sec]The distributor did not impose a portion of its distribution fee for the periods indicated. If this fee had been incurred by the Fund, the net investment income per share and the ratios would have been:

  Net investment income                                         --         --        $   0.63   $  0.52         --
  Ratios (to average net assets):
   Expenses##                                                   --         --           0.97%     0.95%         --
   Net investment income                                        --         --           4.72%     4.16%         --

See notes to financial statements

--------------------------------------------------------------------------------

Year Ended September 30,                                1992        1991        1990        1989
-------------------------------------------------- ----------- ----------- ----------- -----------
                                             Class A
--------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                $  11.82    $  10.25   $   11.58    $  10.13
                                                       -------     -------    --------     -------
Income from investment operations -
 Net investment income                               $   0.65    $   0.67   $    0.64    $   0.65
 Net realized and unrealized gain (loss) on
   investments and foreign currency
   transactions                                          0.75        1.57       (1.25)       1.71
                                                       -------     -------    --------     -------
   Total from investment operations                  $   1.40    $   2.24   $   (0.61)   $   2.36
                                                       -------     -------    --------     -------
Less distributions declared to shareholders -
 From net investment income*                         $  (0.66)   $  (0.61)  $   (0.66)   $  (0.63)
 From net realized gain on investments and
   foreign currency transactions                        (0.14)      (0.06)      (0.06)      (0.28)
                                                       -------     -------    --------     --------
   Total distributions declared to
     shareholders                                    $  (0.80)   $  (0.67)  $   (0.72)   $  (0.91)
                                                       -------     -------    --------     --------
Net asset value - end of period                      $  12.42    $  11.82   $   10.25    $  11.58
                                                       -------     -------    --------     --------
Total return[dbldag]                                   12.26%      22.25%     (5.59)%      23.46%
Ratios (to average net assets)/Supplemental data:
 Expenses                                               0.84%       0.87%       0.85%       0.72%
 Net investment income                                  5.40%       5.89%       5.71%       5.97%
Portfolio turnover                                        84%         74%         50%         53%
Net assets at end of period (000,000 omitted)        $  1,198    $    909   $     707    $    628

[dbldag]Total returns for Class A shares do not include the applicable sales charge (except for reinvested dividends prior to October 1, 1989). If the charge had been included, the results would have been lower.

*For the years ended September 30, 1992 and 1991, $0.0508 and $0.0596, respectively, of per share distributions from net investment income have been redesignated as distributions from capital gains.


See notes to financial statements

--------------------------------------------------------------------------------

Year Ended September 30,                                           1988        1987
------------------------------------------------------------- ----------- -----------
                                   Class A
-------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                          $  11.47   $  9.77
                                                                --------   --------
Income from investment operations -
 Net investment income                                         $   0.62   $  0.56
 Net realized and unrealized gain (loss) on investments and
   foreign currency transactions                                  (1.07)     2.07
                                                                --------   --------
   Total from investment operations                            $  (0.45)  $  2.63
                                                                --------   --------
Less distributions declared to shareholders -
 From net investment income                                    $  (0.60)  $ (0.56)
 From net realized gain on investments and foreign currency
   transactions                                                   (0.08)    (0.36)
 From paid-in capital                                             (0.21)    (0.01)
                                                                --------   --------
   Total distributions declared to shareholders                $  (0.89)  $ (0.93)
                                                                --------   --------
Net asset value - end of period                                $  10.13   $ 11.47
                                                                --------   --------
Total return[dbldag]                                            (3.93)%    26.81%
Ratios (to average net assets)/Supplemental data:
 Expenses                                                         0.71%     0.63%
 Net investment income                                            6.06%     5.05%
Portfolio turnover                                                  52%       58%
Net assets at end of period (000,000 omitted)                  $    508   $   551

[dbldag]Total returns for Class A shares do not include the applicable sales charge (except for reinvested dividends prior to October 1, 1989). If the charge had been included, the results would have been lower.


See notes to financial statements

Financial Highlights
--------------------------------------------------------------------------------

                                                        Six Months
                                                             Ended            Year Ended September 30,
                                                    March 31, 1997  --------------------------------------------
                                                       (Unaudited)     1996        1995        1994       1993*
----------------------------------------------------------------------------------------------------------------
                                                          Class B
----------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                   $15.02       $ 14.46    $ 12.80    $  13.70   $ 13.53
                                                        ---------     -------    -------    -------    -------
Income from investment operations# -
 Net investment income                                  $ 0.24       $  0.52    $  0.53    $   0.39   $  0.06
 Net realized and unrealized gain (loss)
   on investments and foreign
   currency transactions                                  0.85          1.21       1.64       (0.65)     0.16
                                                        ---------     -------    -------    -------    -------
   Total from investment operations                     $ 1.09       $  1.73    $  2.17    $  (0.26)  $  0.22
                                                        ---------     -------    -------    -------    -------
Less distributions declared to shareholders -
 From net investment income                             $(0.21)      $ (0.51)   $ (0.50)   $  (0.43)  $ (0.05)
 From net realized gain on investments
   and foreign currency transactions                     (1.06)        (0.66)        --          --        --
 In excess of net investment income
   and foreign currency transactions                        --            --      (0.01)      (0.10)       --
 From paid-in capital                                       --            --         --       (0.11)       --
                                                        ---------    --------    -------    -------    --------
   Total distributions declared to
     shareholders                                       $(1.27)      $ (1.17)   $ (0.51)   $  (0.64)  $ (0.05)
                                                        ---------    --------    -------    -------    --------
Net asset value - end of period                         $14.84       $ 15.02    $ 14.46    $  12.80   $ 13.70
                                                        ---------    --------    -------    -------    --------
Total return                                             7.57%++      12.49%     17.46%     (1.93)%    15.24%+
Ratios (to average net assets)/Supplemental data:
 Expenses##                                              1.61%+        1.67%      1.71%       1.70%     1.75%+
 Net investment income                                   3.26%+        3.56%      3.97%       3.45%     3.98%+
Portfolio turnover                                          75%         140%       102%         91%       95%
Average commission rate###                              $0.0547      $0.0547         --          --        --
Net assets at end of period (000,000 omitted)           $ 1,406      $ 1,284    $ 1,005    $    843   $   532

  *For the period from the  commencement  of offering of Class B shares,  August
   23, 1993, to September 30, 1993.

  +Annualized.

 ++Not annualized.

  #Per share data for the periods subsequent to September 30, 1993 is based on average shares outstanding.

 ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.

###Average commission rate is calculated for funds with fiscal years beginning on or after September 1, 1995.


See notes to financial statements

--------------------------------------------------------------------------------

                                                     Six Months Ended           Year Ended September 30,
                                                       March 31, 1997    ---------------------------------------
                                                          (Unaudited)        1996          1995         1994*
----------------------------------------------------------------------------------------------------------------
                                                             Class C
----------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                     $ 15.06         $  14.49       $  12.80      $  12.92
                                                          ----------        ---------      --------     --------
Income from investment operations# -
 Net investment income                                    $  0.24         $   0.53       $   0.54      $   0.08
 Net realized and unrealized gain (loss) on
   investments and foreign currency
   transactions                                              0.84             1.22           1.66         (0.13)
                                                          ----------        ---------      --------     ---------
   Total from investment operations                       $  1.08         $   1.75       $   2.20      $  (0.05)
                                                          ----------        ---------      --------     ---------
Less distributions declared to shareholders -
 From net investment income                               $ (0.21)        $  (0.52)      $  (0.50)     $  (0.07)
 From net realized gain on investments and
   foreign currency transactions                            (1.06)           (0.66)         (0.01)           --
                                                          ----------       ----------      --------     ---------
   Total distributions declared to
     shareholders                                         $ (1.27)        $  (1.18)      $  (0.51)     $  (0.07)
                                                          ----------       ----------      --------     ---------
Net asset value - end of period                           $ 14.87         $  15.06       $  14.49      $  12.80
                                                          ----------       ----------      --------     ---------
Total return                                                7.49%++         12.67%         17.66%       (0.41)%
Ratios (to average net assets)/Supplemental data:
 Expenses##                                                 1.61%+           1.63%          1.67%        1.76%+
 Net investment income                                      3.28%+           3.67%          4.14%        4.08%+
Portfolio turnover                                             75%            140%           102%           91%
Average commission rate###                                $ 0.0547        $ 0.0547             --            --
Net assets at end of period (000,000 omitted)             $    125        $     83       $     23      $      1

  *For the period from the commencement of offering of Class C shares, August 1, 1994, to September 30, 1994.

  +Annualized.

 ++Not annualized.

  #Per share data is based on average shares outstanding.

 ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.

###Average commission rate is calculated for funds with fiscal years beginning on or after September 1, 1995.

See notes to financial statements

--------------------------------------------------------------------------------

                                                        Six Months Ended
                                                         March 31, 1997*
                                                             (Unaudited)
---------------------------------------------------------------------------
                                                                 Class I
---------------------------------------------------------------------------
Per share data (for a share outstanding throughout the period):
Net asset value - beginning of period                          $ 14.70
Income from investment operations# -
 Net investment income                                         $  0.15
 Net realized and unrealized gain on investments and
  foreign currency transactions                                   0.15
                                                               ----------
   Total from investment operations                            $  0.30
                                                               ----------
Less distributions declared to shareholders
 from net investment income                                    $ (0.16)
                                                               ----------
Net asset value - end of period                                $ 14.84
                                                               ----------
Total return                                                     7.95%++
Ratios (to average net assets)/Supplemental data:
 Expenses##                                                      0.61%+
 Net investment income                                           4.10%+
Portfolio turnover                                                 75%
Average commission rate###                                     $0.0547
Net assets at end of period (000,000 omitted)                  $    15

  +Annualized.

 ++Not annualized.

  *For the period from the commencement of offering of Class I shares, January
   2, 1997 to March 31, 1997.

  #Per share data is based on average shares outstanding.

 ##The Fund's expenses are calculated without reduction for fees paid indirectly.

###Average commission rate is calculated for funds with fiscal years beginning on or after September 1, 1995.


See notes to financial statements

Notes to Financial Statements (Unaudited)

(1) Business and Organization

MFS Total Return Fund (the Fund) is a diversified series of MFS Series Trust V (the Trust). The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political and economic environment.

Investment Valuations - Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted equity securities or listed equity securities for which last sale prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations which mature in 60 days or less), including listed issues and forward contracts, are valued on the basis of valuations furnished by dealers or by a pricing service with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

Foreign Currency Translation - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed.

Futures Contracts - The Fund may enter into futures contracts for the delayed delivery of securities, currency or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the Fund is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. The Fund's investment in futures contracts is designed to hedge against anticipated future changes in interest or exchange rates or securities prices. Should interest or exchange rates or securities prices move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Forward Foreign Currency Exchange Contracts - The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The Fund will enter into forward contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the Fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The Fund may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the Fund may enter into contracts with the intent of changing the relative exposure of the Fund's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and original issue discount are amortized or accreted for financial statement and tax reporting purposes as required by federal income tax regulations. Dividend income is recorded on the ex-dividend date for dividends received in cash. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

Fees Paid Indirectly - The Fund's custodian bank calculates its fee based on the Funds's average daily net assets. This fee is reduced according to an expense offset arrangement with State Street Bank, the dividend disbursing agent, which provides for partial reimbursement of custody fees based on a formula developed to measure the value of cash deposited by the Fund with the custodian and with the dividend disbursing agent. This amount is shown as a reduction of expenses on the Statement of Operations.

Tax Matters and Distributions - The Fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return and, consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders on Form 1099-DIV. Foreign taxes have been provided for on interest and dividend income earned on foreign investments in accordance with the applicable country's tax rates and to the extent unrecoverable are recorded as a reduction of investment income. Distributions to shareholders are recorded on the ex-dividend date.

The Fund distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over- distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.

Multiple Classes of Shares of Beneficial Interest - The Fund offers Class A, Class B, Class C, and Class I shares. The four classes of shares differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund pro rata based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

(3) Transactions with Affiliates

Investment Adviser - The Fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an effective annual rate of 0.21% of average daily net assets and 3.11% of investment income.

The Fund pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the Fund, all of whom receive remuneration for their services to the Fund from MFS. Certain officers and Trustees of the

Fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD) and MFS Service Center, Inc. (MFSC). The Fund has an unfunded defined benefit plan for all of its independent Trustees and Mr. Bailey. Included in Trustees' compensation is a net periodic pension expense of $18,687 for the period ended March 31, 1997.

Distributor - MFD, a wholly owned subsidiary of MFS, as distributor, received $513,758 for the period ended March 31, 1997, as its portion of the sales charge on sales of Class A shares of the Fund.

The Trustees have adopted a distribution plan for Class A, Class B, and Class C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The Fund's distribution plan provides that the Fund will pay MFD up to 0.35% per annum of its average daily net assets attributable to Class A shares in order that MFD may pay expenses on behalf of the Fund related to the distribution and servicing of its shares. These expenses include a service fee to each securities dealer that enters into a sales agreement with MFD of up to 0.25% per annum of the Fund's average daily net assets attributable to Class A shares which are attributable to that securities dealer, a distribution fee to MFD of up to 0.10% per annum of the Fund's average daily net assets attributable to Class A shares, commissions to dealers and payments to MFD wholesalers for sales at or above a certain dollar level, and other such distribution-related expenses that are approved by the Fund. MFD retains the service fee for accounts not attributable to a securities dealer which amounted to $497,118 for the period ended March 31, 1997. Fees incurred under the distribution plan during the period ended March 31, 1997 were 0.35% of average daily net assets attributable to Class A shares on an annualized basis.

The Fund's distribution plan provides that the Fund will pay MFD a distribution fee of 0.75% per annum, and a service fee of up to 0.25% per annum, of the Fund's average daily net assets attributable to Class B and Class C shares. MFD will pay to securities dealers that enter into a sales agreement with MFD all or a portion of the service fee attributable to Class B and Class C shares, and will pay to such securities dealers all of the distribution fee attributable to Class C shares. The service fee is intended to be additional consideration for services rendered by the dealer with respect to Class B and Class C shares. MFD retains the service fee for accounts not attributable to a securities dealer, which amounted to $91,396 and $1,757 for Class B and Class C shares, respectively, for the period ended March 31, 1997. Fees incurred under the distribution plan during the period ended March 31, 1997 were 1.00% and 1.00% of average daily net assets attributable to Class B and Class C shares on an annualized basis, respectively.

Purchases over $1 million of Class A shares and certain purchases by retirement plans are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following such purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class C shares in the event of a shareholder redemption within twelve months of purchases made on or after April 1, 1996. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the period ended March 31, 1997 were $21,203, $838,803 and $18,001 for Class A, Class B and Class C shares, respectively.

Shareholder Servicing Agent - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the Fund's average daily net assets at an effective annual rate of 0.13%. Prior to January 1, 1997, the fee was calculated as a percentage of the average daily net assets of each class of shares at an effective annual rate of up to 0.15%, up to 0.22% and up to 0.15% attributable to Class A, Class B and Class C shares, respectively.

(4) Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:


                                                     Purchases           Sales
                                               ---------------- ---------------
U.S. government securities                     $  935,226,747    $1,155,103,071
Investments (non-U.S. government securities)   $2,201,541,484    $1,918,280,129

The cost and unrealized appreciation or depreciation in value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                   $3,787,843,856
                                                                 ---------------
Gross unrealized appreciation                                    $  595,247,271
Gross unrealized depreciation                                        63,170,580
                                                                 ---------------
Net unrealized appreciation                                      $  532,076,691
                                                                 ---------------

(5) Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

Class A Shares
                                       Period Ended March 31, 1997          Year Ended September 30, 1996
                                    ----------------------------------   ------------------------------------
                                          Shares             Amount             Shares              Amount
                                    ---------------   ----------------   ----------------   -----------------
Shares sold                             23,729,735     $  359,608,687        32,544,619       $  475,330,763
Shares issued to shareholders
in reinvestment of
distributions                           13,853,230        207,326,067        11,900,327          171,688,507
Shares transferred to Class I           (1,095,793)       (16,108,156)               --                   --
Shares reacquired                      (19,689,983)      (298,877,082)      (28,608,019)        (418,045,276)
                                     -------------      --------------    -------------         --------------
Net increase                            16,797,189     $  251,949,516        15,836,927       $  228,973,994
                                     -------------      --------------    -------------         --------------
Class B Shares
                                    Period Ended March 31, 1997          Year Ended September 30, 1996
                                    ----------------------------------   ------------------------------------
                                          Shares             Amount             Shares              Amount
                                    ---------------   ----------------   ----------------   -----------------
Shares sold                             12,203,198     $  185,331,008        23,526,173       $  343,774,175
Shares issued to shareholders
in reinvestment of
distributions                            7,085,161        105,896,679         5,276,202           76,064,908
Shares reacquired                      (10,017,661)      (151,763,121)      (12,818,714)        (187,231,460)
                                     -------------      --------------    -------------         --------------
Net increase                             9,270,698     $  139,464,566        15,983,661       $  232,607,623
                                     -------------      --------------    -------------         --------------
Class C Shares
                                    Period Ended March 31, 1997          Year Ended September 30, 1996
                                    ----------------------------------   ------------------------------------
                                          Shares             Amount             Shares              Amount
                                    ---------------   ----------------   ----------------   -----------------
Shares sold                              2,840,925     $   43,202,990         4,404,959       $   64,633,757
Shares issued to shareholders
in reinvestment of
distributions                              495,282          7,422,358           182,264            2,639,373
Shares reacquired                         (492,592)        (7,509,178)         (624,347)          (9,134,280)
                                     -------------      --------------    -------------         --------------
Net increase                             2,843,615     $   43,116,170         3,962,876       $   58,138,850
                                     -------------      --------------    -------------         --------------
Class I Shares
                                    Period Ended March 31, 1997
                                    ----------------------------------
                                          Shares             Amount
                                    ---------------   ----------------
Shares sold                                 25,073     $      373,052
Shares issued to shareholders
in reinvestment of
distributions                                7,473            113,383
Shares transferred from Class A          1,095,793         16,108,156
Shares reacquired                         (124,472)        (1,879,619)
                                     -------------      --------------
Net increase                             1,003,867     $   14,714,972
                                     -------------      --------------

(6) Line of Credit

The Fund entered into an agreement which enables it to participate with other funds managed by MFS in an unsecured line of credit with a bank which permits borrowings up to $400 million, collectively. Borrowings may be made to temporarily finance the repurchase of Fund shares. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the Fund for the period ended March 31, 1997 was $20,694.

(7) Financial Instruments

The Fund trades financial instruments with off-balance sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include futures contracts. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Futures Contracts

                                                          Unrealized
               Expiration      Contracts     Position     Appreciation
----------------------------   -----------   ----------   -------------
US Treasury Notes  6/30/97       584          Short       $727,039


At March 31, 1997, the Fund had sufficient cash and/or securities to cover margin requirements on open futures contracts.

(8) Restricted Securities

The Fund may invest not more than 15% of its net assets in securities which are subject to legal or contractual restrictions on resale. At March 31, 1997, the Fund owned the following restricted security (constituting 0.1% of net assets) which may not be publicly sold without registration under the Securities Act of 1933 (the 1933 Act). The value of this security is determined by valuations supplied by a pricing service or brokers.

                                                            Par
Description                   Date of Acquisition        Amount           Cost         Value
---------------------------   ---------------------   ------------   ------------   -----------
Merrill Lynch Mortgage
 Investors, 8.0933s, 2021          6/22/94            $4,000,000     $2,772,500     $3,368,125
                                                                                    ----------

   ------------------------------------------------------------------------

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

        Introducing a quick and easy way to learn some financial basics:

                             The ABCs of Investing
                      part of MFS(R) Heritage Planning(SM)


              [graphic of cartoon couple juggling alphabet blocks]



This series of brief messages provides an overview of investment topics, including:

[bullet] Dollar-cost Averaging: a simple method of investing that could work for anyone

[bullet] Interest Rate Changes: what every fixed-income investor should know

[bullet] Lump-sum Rollovers: how to handle a windfall

[bullet] Professional Financial Advisers: why even smart investors may need one

[bullet] Straw into Gold: tips for weaving small lifestyle changes into dollars to invest

[bullet] Weathering Market Downturns: how to maintain perspective

[bullet] Basic Steps Smart Investors Take Automatically

The series will include messages on other topics as they become available.

You can read through each topic quickly -- in five minutes at most. Of course, these materials are not designed to turn you into an expert. Your financial adviser can provide more information on any of the ABC subjects. A conversation with your adviser might also provide an opportune occasion to review your portfolio and to assess your present and future financial needs.

To request your free copy of The ABCs of Investing series, call MFS at 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

As part of MFS Heritage Planning, your adviser has access to a wide range of MFS materials he or she would be happy to share with you on topics related to the intergenerational concerns of people today. These include financing college tuition and a secure retirement, eldercare, tax-smart gifting strategies, estate and health care planning, and other issues.

It's Easy to Contact Us

[telephone dingbat]
          MFS Automated Information

          Account Information:
          Call 1-800-MFS-TALK (1-800-637-8255)
          anytime for account balances, fund prices, exchanges.

          Investment Outlook:
          Call 1-800-637-4458 anytime for the MFS outlook on the bond and stock markets.

[question mark dingbat]
          MFS Personal Service

          Account Service/Literature:
          Call 1-800-225-2606 any business day
          from 8 a.m. to 8 p.m. Eastern time.

          Product Information:
          Call 1-800-637-2929 any business day
          from 9 a.m. to 5 p.m. Eastern time.

          IRA Service:
          Call 1-800-637-1255 any business day
          from 9 a.m. to 5 p.m. Eastern time.

          Service for the Hearing-Impaired:
          Call 1-800-637-6576 any business day
          from 9 a.m. to 5 p.m. Eastern time (TDD required).

[envelope dingbat]
          MFS Addresses

          MFS Service Center, Inc.
          P.O. Box 2281
          Boston, MA 02107-9906

          World Wide Web
          www.mfs.com

The MFS Family of Funds(R)

America's Oldest Mutual Fund Group

The members of the MFS Family of Funds are grouped below according to the types of securities in their portfolios. For free prospectuses containing more complete information, including the exchange privilege and all charges and expenses, please contact your financial adviser or call MFS at 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time. This material should be read carefully before investing or sending money.

Stock
-------------------------------------------------------------
Massachusetts Investors Trust
Massachusetts Investors Growth Stock Fund
MFS(R) Capital Growth Fund
MFS(R) Emerging Growth Fund
MFS(R) Gold & Natural Resources Fund
MFS(R) Growth Opportunities Fund
MFS(R) Managed Sectors Fund
MFS(R) OTC Fund
MFS(R) Research Fund
MFS(R) Research Growth and Income Fund
MFS(R) Strategic Growth Fund
MFS(R) Value Fund

Stock and Bond
-------------------------------------------------------------
MFS(R) Total Return Fund
MFS(R) Utilities Fund

Bond
-------------------------------------------------------------
MFS(R) Bond Fund
MFS(R) Government Mortgage Fund
MFS(R) Government Securities Fund
MFS(R) High Income Fund
MFS(R) Intermediate Income Fund
MFS(R) Strategic Income Fund

Limited Maturity Bond
-------------------------------------------------------------
MFS(R) Government Limited Maturity Fund
MFS(R) Limited Maturity Fund
MFS(R) Municipal Limited Maturity Fund
-------------------------------------------------------------
World
----------------------------------------------------------------
MFS(R)/Foreign & Colonial Emerging Markets Equity Fund MFS(R)/Foreign & Colonial International Growth Fund MFS(R)/Foreign & Colonial International Growth and Income Fund MFS(R) World Asset Allocation Fund(SM)
MFS(R) World Equity Fund
MFS(R) World Governments Fund
MFS(R) World Growth Fund
MFS(R) World Total Return Fund

National Tax-Free Bond
----------------------------------------------------------------
MFS(R) Municipal Bond Fund
MFS(R) Municipal High Income Fund
MFS(R) Municipal Income Fund

State Tax-Free Bond
----------------------------------------------------------------
Alabama, Arkansas, California, Florida, Georgia, Maryland,
Massachusetts, Mississippi, New York, North Carolina,
Pennsylvania, South Carolina, Tennessee, Virginia, West Virginia

Money Market
----------------------------------------------------------------
MFS(R) Cash Reserve Fund
MFS(R) Government Money Market Fund
MFS(R) Money Market Fund

MFS(R) Total Return Fund

Trustees

A. Keith Brodkin* - Chairman and President

Richard B. Bailey* - Private Investor; Former Chairman and Director (until
1991), Massachusetts Financial Services Company; Director, Cambridge Bancorp; Director, Cambridge Trust Company

Peter G. Harwood - Private Investor

J. Atwood Ives - Chairman and Chief Executive Officer, Eastern Enterprises

Lawrence T. Perera - Partner, Hemenway & Barnes

William J. Poorvu - Adjunct Professor, Harvard University Graduate School of Business Administration

Charles W.schmidt - Private Investor

Arnold D. Scott* - Senior Executive Vice President, Director and Secretary, Massachusetts Financial Services Company

Jeffrey L. Shames* - President and Director, Massachusetts Financial Services Company

Elaine R. Smith - Independent Consultant

David B. Stone - Chairman, North American Management Corp. (investment advisers)

Investment Adviser
Massachusetts Financial Services Company
500 Boylston Street
Boston, MA 02116-3741

Distributor
MFS Fund Distributors, Inc.
500 Boylston Street
Boston, MA 02116-3741

Portfolio Managers
David M. Calabro*
Geoffrey L. Kurinsky*
Judith N. Lamb*
Lisa B. Nurme*
Maura A. Shaughnessy*

Treasurer
W. Thomas London*

Assistant Treasurer
James O. Yost*

Secretary
Stephen E. Cavan*

Assistant Secretary
James R. Bordewick, Jr.*

*Affiliated with the Investment Adviser

Custodian
Investors Bank & Trust Co.

Investor Information
For MFS stock and bond market outlooks, call toll free: 1-800-637-4458 anytime from a touch-tone telephone.

For information on MFS mutual funds, call your financial adviser or, for an information kit, call toll free: 1-800-637-2929 any business day from 9 a.m. to 5 p.m. Eastern time (or leave a message anytime).

Investor Service
MFS Service Center, Inc.
P.O. Box 2281
Boston, MA 02107-9906

For general information, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

For service to speech- or hearing-impaired, call toll free: 1-800-637-6576 any business day from 9 a.m. to 5 p.m. Eastern time. (To use this service, your phone must be equipped with a Telecommunications Device for the Deaf.)

For share prices, account balances, and exchanges, call toll free:
1-800-MFS-TALK (1-800-637-8255) anytime from a touch-tone telephone.

World Wide Web
www.mfs.com

[DALBAR #1 logo]

For the third year in a row, MFS earned a #1 ranking in the DALBAR, Inc. Broker/Dealer Survey, Main Office Operations Service Quality Category. The firm achieved a 3.48 over-all score on a scale of 1 to 4 in the 1996 survey. A total of 110 firms responded, offering input on the quality of service they received from 29 mutual fund companies nationwide. The survey contained questions about service quality in 15 categories, including "knowledge of phone service contacts," "accuracy of transaction processing," and "overall ease of doing business with the firm."

[back cover]

MFS(R)
Total Return
Fund

500 Boylston Street
Boston, MA 02116-3741

[silhouette logo] MFS(SM)
INVESTMENT MANAGEMENT
We invented the mutual fund(SM)


[DALBAR #1 logo]


[indicia]

Bulk Rate
U.S. Postage
PAID
Permit #55638
Boston, MA


(C)1997 MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116-3741

                                                    MTR-3 5/97 385M   15/214/315